Schedule of Investments PIMCO Fixed Income SHares: Series C	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 126.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.4%
AAdvantage Loyalty IP Ltd. 7.460% (LIBOR03M + 4.750%) due 04/20/2028 ~		$3,400	$3,303
SkyMiles IP Ltd. 6.460% (LIBOR03M + 3.750%) due 10/20/2027 ~		1,200	1,206
Twin River Worldwide Holdings, Inc. 5.935% (LIBOR01M + 3.250%) due 10/02/2028 ~		5,955	5,395
United Airlines, Inc. 6.533% (LIBOR03M + 3.750%) due 04/21/2028 ~		3,853	3,694
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		3,715	3,175

Total Loan Participations and Assignments (Cost $18,137)			16,773

CORPORATE BONDS & NOTES 41.3%
BANKING & FINANCE 24.9%
American Assets Trust LP 3.375% due 02/01/2031		4,000	3,183
Ares Finance Co. LLC 3.250% due 06/15/2030		4,950	4,057
Aviation Capital Group LLC 3.500% due 11/01/2027		1,300	1,081
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		6,141	4,813
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(c)(d)	EUR	1,000	898
Bank of America Corp. 3.419% due 12/20/2028 •		$25,728	22,878
Barclays Bank PLC 7.625% due 11/21/2022 (d)		2,952	2,952
Barclays PLC
2.894% due 11/24/2032 •		6,900	4,997
4.375% due 03/15/2028 •(c)(d)		200	124
7.250% due 03/15/2023 •(c)(d)	GBP	800	861
7.750% due 09/15/2023 •(c)(d)		$600	556
BNP Paribas SA
1.904% due 09/30/2028 •		8,000	6,467
4.400% due 08/14/2028		14,700	13,249
4.500% due 02/25/2030 •(c)(d)		900	614
4.625% due 02/25/2031 •(c)(d)		1,900	1,221
Brookfield Finance, Inc. 3.500% due 03/30/2051		7,100	4,495
CaixaBank SA 3.625% due 09/14/2028 •(c)(d)	EUR	200	124
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		$4,000	3,404
Charles Schwab Corp. 1.950% due 12/01/2031		1,200	916
CI Financial Corp. 3.200% due 12/17/2030		3,200	2,324
Citigroup, Inc. 3.785% due 03/17/2033 •(e)		2,000	1,679
Cooperatieve Rabobank UA 4.655% due 08/22/2028 •		6,300	5,950
Credit Agricole SA 7.500% due 06/23/2026 •(c)(d)	GBP	100	102
Credit Suisse AG 6.500% due 08/08/2023 (d)		$7,466	7,390
Credit Suisse Group AG 7.500% due 07/17/2023 •(c)(d)		10,000	8,600
Crown Castle, Inc. 4.300% due 02/15/2029		3,000	2,755
Deutsche Bank AG
2.129% due 11/24/2026 •(e)		1,400	1,190
2.311% due 11/16/2027 •		9,500	7,718
3.729% due 01/14/2032 •(e)		1,200	810
3.961% due 11/26/2025 •		9,000	8,408
5.625% due 05/19/2031 •	EUR	200	187
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		$815	813
Erste Group Bank AG 6.500% due 04/15/2024 •(c)(d)	EUR	400	364

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2022 (Unaudited)

Fairfax Financial Holdings Ltd. 4.230% due 06/14/2029	CAD	300	198
First American Financial Corp. 4.000% due 05/15/2030		$3,850	3,215
FleetBoston Financial Corp. 6.875% due 01/15/2028		2,120	2,221
Ford Motor Credit Co. LLC
2.748% due 06/14/2024	GBP	4,900	4,939
3.550% due 10/07/2022		$5,000	5,004
3.810% due 01/09/2024		2,000	1,938
5.584% due 03/18/2024		400	393
Global Atlantic Fin Co. 3.125% due 06/15/2031		1,200	880
GLP Capital LP
4.000% due 01/15/2030		3,278	2,744
5.250% due 06/01/2025		2,450	2,371
5.300% due 01/15/2029		3,150	2,878
Goldman Sachs Group, Inc.
3.850% due 01/26/2027		3,200	2,977
4.754% (SOFRRATE + 1.850%) due 03/15/2028 ~		20,000	19,851
Golub Capital BDC, Inc. 2.050% due 02/15/2027		4,000	3,212
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		3,200	2,902
HSBC Holdings PLC
4.583% due 06/19/2029 •		4,000	3,571
5.875% due 09/28/2026 •(c)(d)	GBP	11,800	10,534
6.000% due 09/29/2023 •(c)(d)	EUR	200	193
6.375% due 09/17/2024 •(c)		$1,200	1,101
6.500% due 03/23/2028 •(c)(d)		400	336
Intesa Sanpaolo SpA
5.500% due 03/01/2028 •(c)(d)	EUR	250	181
5.875% due 09/01/2031 •(c)(d)		250	175
KKR Financial Holdings LLC 5.400% due 05/23/2033		$9,000	8,361
Liberty Mutual Group, Inc. 4.300% due 02/01/2061		2,000	1,263
Lloyds Banking Group PLC 7.500% due 09/27/2025 •(c)(d)		7,100	6,496
Maple Grove Funding Trust 4.161% due 08/15/2051		8,000	5,445
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069 •		4,500	3,991
Morgan Stanley
0.000% due 04/02/2032 þ(e)		7,000	3,954
3.591% due 07/22/2028 •		9,000	8,105
MPT Operating Partnership LP 3.692% due 06/05/2028	GBP	1,600	1,324
New York Life Insurance Co. 4.450% due 05/15/2069		$7,000	5,513
Nissan Motor Acceptance Co. LLC 2.750% due 03/09/2028		3,000	2,366
Nordea Bank Abp
3.750% due 03/01/2029 •(c)(d)		5,850	3,877
6.625% due 03/26/2026 •(c)(d)		5,000	4,642
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		2,152	2,108
Sammons Financial Group, Inc. 3.350% due 04/16/2031		3,000	2,255
Sitka Holdings LLC 8.174% due 07/06/2026 •		2,400	2,296
Societe Generale SA 5.375% due 11/18/2030 •(c)(d)		5,400	3,714
Synchrony Financial 3.950% due 12/01/2027		1,100	956
Teachers Insurance & Annuity Association of America 3.300% due 05/15/2050		6,500	4,450
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	367	345
5.744% due 04/13/2040		1,018	997
5.801% due 10/13/2040		6,669	6,508
UBS Group AG 4.375% due 02/10/2031 •(c)(d)		$600	396
Wells Fargo & Co.
2.879% due 10/30/2030 •		10,000	8,229
3.350% due 03/02/2033 •		8,000	6,498
4.150% due 01/24/2029		5,400	4,972

			296,055

INDUSTRIALS 13.8%
Air Canada Pass-Through Trust
3.750% due 06/15/2029		2,132	1,913
5.000% due 06/15/2025		3,058	2,975
Aker BP ASA 2.000% due 07/15/2026		1,300	1,123

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2022 (Unaudited)

Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		2,867	2,712
American Airlines Pass-Through Trust
3.200% due 12/15/2029		2,003	1,747
3.375% due 11/01/2028		5,584	4,658
3.575% due 07/15/2029		1,929	1,726
3.650% due 02/15/2029		2,568	2,273
3.700% due 04/01/2028		2,491	2,126
American Airlines, Inc.
5.500% due 04/20/2026		4,100	3,857
5.750% due 04/20/2029		1,700	1,486
Ashtead Capital, Inc. 4.250% due 11/01/2029		1,600	1,398
Bacardi Ltd. 4.450% due 05/15/2025		6,300	6,046
Bayer U.S. Finance LLC 4.375% due 12/15/2028		6,900	6,320
Bio-Rad Laboratories, Inc. 3.700% due 03/15/2032		2,500	2,112
British Airways Pass-Through Trust 3.300% due 06/15/2034		2,711	2,304
Broadcom, Inc.
3.137% due 11/15/2035		200	141
3.187% due 11/15/2036		300	206
CDW LLC 2.670% due 12/01/2026		4,200	3,651
Charter Communications Operating LLC
4.908% due 07/23/2025		762	744
5.125% due 07/01/2049		2,000	1,471
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026		1,383	1,308
DAE Funding LLC
1.625% due 02/15/2024		1,600	1,500
2.625% due 03/20/2025		1,000	918
Dell International LLC
4.900% due 10/01/2026		1,000	965
5.300% due 10/01/2029		1,000	933
5.850% due 07/15/2025		1,300	1,311
6.020% due 06/15/2026		3,700	3,719
6.200% due 07/15/2030		2,000	1,949
Ecopetrol SA 5.875% due 09/18/2023		3,400	3,379
Energy Transfer LP
3.750% due 05/15/2030		450	382
4.050% due 03/15/2025		500	480
5.250% due 04/15/2029		11,400	10,736
EQM Midstream Partners LP 4.125% due 12/01/2026		800	680
Expedia Group, Inc. 6.250% due 05/01/2025		1,318	1,328
Ferguson Finance PLC 3.250% due 06/02/2030		2,500	2,059
Fraport AG Frankfurt Airport Services Worldwide 1.875% due 03/31/2028	EUR	2,600	2,152
Huntsman International LLC 4.500% due 05/01/2029		$1,200	1,059
Imperial Brands Finance PLC 3.875% due 07/26/2029		4,000	3,402
Kansas City Southern 4.200% due 11/15/2069		4,600	3,360
Las Vegas Sands Corp.
3.200% due 08/08/2024		2,600	2,453
3.500% due 08/18/2026		4,750	4,161
Marvell Technology, Inc. 4.875% due 06/22/2028		5,500	5,165
Melco Resorts Finance Ltd. 5.375% due 12/04/2029		400	244
Mileage Plus Holdings LLC 6.500% due 06/20/2027		1,900	1,863
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		2,000	1,841
4.345% due 09/17/2027		2,900	2,504
4.810% due 09/17/2030		700	568
Rolls-Royce PLC
3.625% due 10/14/2025		200	172
4.625% due 02/16/2026	EUR	300	270
5.750% due 10/15/2027	GBP	1,100	1,059
Sands China Ltd.
2.800% due 03/08/2027		$2,700	2,149
3.350% due 03/08/2029		5,200	3,870
3.750% due 08/08/2031		4,700	3,379
Studio City Finance Ltd. 5.000% due 01/15/2029		1,000	446
T-Mobile USA, Inc. 2.625% due 04/15/2026		2,200	1,996

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2022 (Unaudited)

Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030	3,800	3,116
Trustees of the University of Pennsylvania 3.610% due 02/15/2119	6,500	4,214
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027	524	465
United Airlines Pass-Through Trust
2.700% due 11/01/2033	4,550	3,645
2.875% due 04/07/2030	1,600	1,387
3.450% due 01/07/2030	1,656	1,342
4.000% due 10/11/2027	1,077	987
4.150% due 10/11/2025	947	897
5.875% due 04/15/2029	9,905	9,570
United Airlines, Inc. 4.625% due 04/15/2029	1,000	830
Vmed O2 U.K. Financing PLC 4.750% due 07/15/2031	6,000	4,644
Volkswagen Group of America Finance LLC 3.750% due 05/13/2030	1,300	1,121
Warnermedia Holdings, Inc. 4.279% due 03/15/2032	1,600	1,318
Weir Group PLC 2.200% due 05/13/2026	3,400	2,860
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028	1,400	1,296
Wynn Macau Ltd.
5.125% due 12/15/2029	200	130
5.625% due 08/26/2028	1,200	802

		163,373

UTILITIES 2.6%
AT&T, Inc. 3.650% due 06/01/2051	10,000	6,783
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030	2,500	2,331
Pacific Gas & Electric Co.
3.300% due 12/01/2027	2,800	2,363
3.500% due 06/15/2025	1,200	1,083
3.750% due 07/01/2028	1,800	1,519
3.950% due 12/01/2047	2,400	1,530
4.300% due 03/15/2045	700	466
4.500% due 07/01/2040	1,800	1,314
4.550% due 07/01/2030	3,400	2,918
5.250% due 03/01/2052	2,000	1,516
Texas Electric Market Stabilization Funding N LLC 4.966% due 02/01/2044	5,400	5,162
Toledo Edison Co. 2.650% due 05/01/2028	4,584	3,972

		30,957

Total Corporate Bonds & Notes (Cost $586,860)		490,385

MUNICIPAL BONDS & NOTES 3.6%
CALIFORNIA 0.7%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036	3,300	2,641
3.714% due 06/01/2041	4,500	3,426
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	2,995	2,575

		8,642

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	114	119
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	1,017	1,079

		1,198

MICHIGAN 0.9%
Michigan State University Revenue Bonds, Series 2022 4.165% due 08/15/2122	3,200	2,389
University of Michigan Revenue Bonds, Series 2022 4.454% due 04/01/2122	10,000	8,011

		10,400

NEW JERSEY 0.3%
Rutgers, The State University of New Jersey Revenue Bonds, Series 2019 3.915% due 05/01/2119	5,000	3,524

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2022 (Unaudited)

NEW YORK 0.7%
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 3.287% due 08/01/2069		11,700	7,715

VIRGINIA 0.3%
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119		5,500	3,333

WEST VIRGINIA 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 4.875% due 06/01/2049		9,000	7,639

Total Municipal Bonds & Notes (Cost $57,055)			42,451

U.S. GOVERNMENT AGENCIES 19.0%
Freddie Mac 6.500% due 01/01/2038 - 10/01/2038		26	27
Ginnie Mae, TBA 2.500% due 10/01/2052 - 11/01/2052		77,400	66,533
Uniform Mortgage-Backed Security
4.000% due 09/01/2048		275	260
4.500% due 08/01/2039 - 11/01/2041		112	108
Uniform Mortgage-Backed Security, TBA
2.500% due 11/01/2051 - 10/01/2052		131,800	110,384
3.000% due 11/01/2052		8,500	7,399
3.500% due 11/01/2052		40,100	36,079
4.000% due 11/01/2052		4,800	4,452

Total U.S. Government Agencies (Cost $232,233)			225,242

U.S. TREASURY OBLIGATIONS 15.0%
U.S. Treasury Bonds
1.375% due 11/15/2040 (i)(k)		10,000	6,471
1.750% due 08/15/2041 (g)(i)(k)		100,000	68,436
2.000% due 11/15/2041 (g)		145,000	103,870

Total U.S. Treasury Obligations (Cost $252,220)			178,777

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.6%
Angel Oak Mortgage Trust 1.581% due 09/25/2066 ~		2,456	1,963
Banc of America Funding Trust 3.535% due 01/20/2047 ^~		22	20
Bear Stearns Adjustable Rate Mortgage Trust
2.847% due 05/25/2034 ~		20	18
3.195% due 10/25/2033 ~		9	8
Bear Stearns ALT-A Trust 3.308% due 02/25/2036 ^~		350	272
Cascade Funding Mortgage Trust 4.000% due 10/25/2068 ~		1,229	1,189
Citigroup Mortgage Loan Trust
2.190% due 09/25/2035 •		37	37
3.790% due 09/25/2035 ~		19	18
Commercial Mortgage Trust 4.118% due 12/15/2038 ~		9,700	9,344
Countrywide Alternative Loan Trust
3.484% due 05/25/2036 ~		31	28
6.000% due 08/25/2034		3,266	3,089
Countrywide Home Loan Mortgage Pass-Through Trust
3.678% due 08/25/2034 ^~		1	1
3.724% due 03/25/2035 ~		51	42
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.599% due 07/25/2033 ~		1	1
Credit Suisse Mortgage Capital Certificates 2.436% due 02/25/2061 ~		2,717	2,497
Credit Suisse Mortgage Capital Trust
1.926% due 07/27/2061 ~		5,729	5,271
2.691% due 03/25/2060 ~		6,062	5,861
4.991% due 08/25/2067 ~		2,200	2,149
Downey Savings & Loan Association Mortgage Loan Trust
3.103% due 07/19/2044 ~		225	206
3.513% due 08/19/2045 ~		323	278
Eurosail PLC 3.176% due 06/13/2045 •	GBP	1,112	1,228
GreenPoint Mortgage Funding Trust 3.544% due 06/25/2045 •		$779	581
GreenPoint Mortgage Funding Trust Pass-Through Certificates 3.396% due 10/25/2033 ~		1	1
GSR Mortgage Loan Trust
2.880% due 03/25/2033 •		5	5
3.205% due 09/25/2035 ~		48	48
3.231% due 09/25/2035 ~		52	51

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2022 (Unaudited)

HarborView Mortgage Loan Trust
3.183% due 01/19/2038 ~		79	70
3.673% due 06/20/2035 •		132	121
HomeBanc Mortgage Trust 3.604% due 01/25/2036 •		245	232
JP Morgan Mortgage Trust
2.343% due 11/25/2033 ~		11	10
2.612% due 07/25/2035 ~		97	95
2.650% due 02/25/2035 ~		5	5
3.082% due 07/25/2035 ~		28	28
Legacy Mortgage Asset Trust 1.892% due 10/25/2066 þ		2,785	2,580
LUXE Commercial Mortgage Trust 3.868% due 10/15/2038 ~		10,200	9,875
MFA Trust
1.381% due 04/25/2065 ~		1,776	1,699
1.947% due 04/25/2065 ~		1,805	1,729
Morgan Stanley Capital Trust 2.509% due 04/05/2042 ~		5,000	3,901
Morgan Stanley Mortgage Loan Trust 3.710% due 08/25/2034 ~		173	170
Natixis Commercial Mortgage Securities Trust 3.768% due 08/15/2038 •		1,200	1,146
New York Mortgage Trust 1.670% due 08/25/2061 þ		5,612	5,093
Preston Ridge Partners Mortgage LLC 3.720% due 02/25/2027 þ		3,648	3,413
PRET LLC 1.992% due 02/25/2061 þ		2,634	2,472
Residential Accredit Loans, Inc. Trust 3.504% due 04/25/2046 ~		$700	216
Residential Mortgage Securities PLC 3.395% due 06/20/2070 •	GBP	7,203	8,087
Structured Adjustable Rate Mortgage Loan Trust 3.624% due 02/25/2034 ~		$15	14
Structured Asset Mortgage Investments Trust 3.704% due 09/25/2045 •		272	253
Towd Point Mortgage Funding 2.588% due 07/20/2045 ~	GBP	9,968	11,135
WaMu Mortgage Pass-Through Certificates Trust
2.104% due 02/25/2046 •		$260	234
3.704% due 01/25/2045 •		25	24
3.824% due 11/25/2034 •		396	364
Warwick Finance Residential Mortgages PLC 3.101% (SONIO/N + 0.950%) due 12/21/2049 ~	GBP	785	875
Wells Fargo Mortgage-Backed Securities Trust 4.246% due 10/25/2037 ~		$1,942	1,741

Total Non-Agency Mortgage-Backed Securities (Cost $97,572)			89,788

ASSET-BACKED SECURITIES 27.7%
AASET Trust 2.798% due 01/15/2047		6,209	4,924
ACE Securities Corp. Home Equity Loan Trust 3.864% due 04/25/2034 •		255	238
ACREC Ltd. 4.143% due 10/16/2036 •		2,000	1,905
Ameriquest Mortgage Securities Trust 3.669% due 03/25/2036 •		12	12
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.999% due 01/25/2035 ~		3,136	3,048
4.104% due 01/25/2035 •		1,269	1,179
Apex Credit CLO Ltd. 4.517% due 09/20/2029 ~		3,078	3,024
Aqueduct European CLO DAC 0.687% due 07/20/2030 •	EUR	6,550	6,295
Arbor Realty Commercial Real Estate Notes Ltd. 4.168% due 11/15/2036 ~		$7,600	7,432
Aurium CLO DAC 0.672% due 04/16/2030 •	EUR	6,827	6,495
Bear Stearns Asset-Backed Securities Trust
3.819% due 09/25/2035 ~		$3,914	3,900
4.084% due 10/25/2037 •		12	12
BlueMountain Fuji EUR CLO DAC 0.830% due 04/15/2034 ~	EUR	6,000	5,560
BlueMountain Fuji EUR CLO II DAC 0.650% due 07/15/2030 ~		6,634	6,347
BlueMountain Fuji Eur CLO V DAC 0.910% due 01/15/2033 •		7,550	7,087
BNPP AM Euro CLO DAC 0.600% due 04/15/2031 •		1,800	1,709
Cairn CLO DAC
0.838% due 04/30/2031 •		5,921	5,665
0.908% due 01/31/2030 •		4,967	4,771
Centex Home Equity Loan Trust 4.044% due 10/25/2035 ~		$4,279	4,182

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2022 (Unaudited)

CLNC Ltd. 4.383% due 08/20/2035 •		10,372	10,232
Conseco Finance Corp. 6.530% due 02/01/2031 ~		1,068	956
Crestline Denali CLO Ltd. 3.923% due 10/23/2031 ~		12,800	12,509
CVC Cordatus Loan Fund DAC 1.630% due 09/15/2031 ~	EUR	4,500	4,271
ECAF Ltd.
3.473% due 06/15/2040		$120	76
4.947% due 06/15/2040		349	222
ECMC Group Student Loan Trust 3.834% due 02/27/2068 •		5,608	5,489
Gallatin CLO Ltd. 3.602% due 07/15/2031 ~		8,880	8,700
GoldenTree Loan Management EUR CLO DAC 0.947% due 01/20/2032 ~	EUR	3,200	3,033
GSAMP Trust 3.864% due 07/25/2045 •		$1,737	1,712
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	7,500	7,111
0.963% due 11/18/2029 •		362	354
Jubilee CLO DAC 1.800% due 12/15/2029 •		8,488	8,216
LCCM Trust 4.268% due 11/15/2038 •		$5,000	4,779
MACH Cayman Ltd. 3.474% due 10/15/2039		1,726	1,520
Madison Park Funding Ltd. 3.589% due 04/22/2027 •		5,263	5,187
Man GLG Euro CLO DAC
0.680% due 10/15/2030 ~	EUR	2,986	2,862
1.690% due 12/15/2031 ~		7,300	6,899
Marble Point CLO Ltd. 3.552% due 10/15/2030 ~		$5,200	5,119
Merrill Lynch Mortgage Investors Trust 3.324% due 02/25/2037 ~		145	49
METAL LLC 4.581% due 10/15/2042		1,929	1,194
Morgan Stanley ABS Capital, Inc. Trust
3.729% due 09/25/2035 •		41	41
4.334% due 07/25/2037 ~		7,000	5,955
Morgan Stanley Mortgage Loan Trust 3.804% due 04/25/2037 •		91	31
Navient Student Loan Trust 4.134% due 12/27/2066 ~		12,113	12,008
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 3.969% due 09/25/2035 •		198	198
OCP Euro CLO DAC 1.005% due 09/22/2034 •	EUR	7,200	6,787
OZLM Ltd. 3.810% due 10/20/2031 •		$2,000	1,959
Pagaya AI Debt Selection Trust 1.150% due 05/15/2029		2,496	2,419
Palmer Square European Loan Funding DAC 0.720% due 10/15/2031 •	EUR	5,958	5,664
Palmer Square Loan Funding Ltd. 3.312% due 10/15/2029 •		$7,399	7,228
PRET LLC 1.868% due 07/25/2051 þ		4,730	4,231
Progress Residential Trust 2.393% due 12/17/2040		2,100	1,767
Residential Asset Securities Corp. Trust
3.774% due 11/25/2035 ~		1,546	1,523
3.804% due 01/25/2036 ~		1,500	1,436
4.044% due 08/25/2035 •		6,189	6,071
S-Jets Ltd. 3.967% due 08/15/2042		3,912	3,154
Securitized Asset-Backed Receivables LLC Trust 3.864% due 02/25/2034 •		7,438	7,138
Segovia European CLO DAC 0.770% due 01/18/2031 •	EUR	1,032	992
Sound Point CLO Ltd.
3.683% due 01/23/2029 ~		$11,235	11,130
3.760% due 10/20/2028 ~		6,518	6,485
3.763% due 07/25/2030 •		11,700	11,492
Starwood Commercial Mortgage Trust 4.139% due 04/18/2038 •		7,800	7,635
Stonepeak ABS 2.301% due 02/28/2033		1,561	1,387
Structured Asset Investment Loan Trust 3.789% due 03/25/2034 ~		1,719	1,611
Symphony CLO Ltd. 3.392% due 04/15/2028 ~		4,702	4,675
TICP CLO Ltd. 3.550% due 04/20/2028 ~		4,437	4,399

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2022 (Unaudited)

Toro European CLO DAC 0.920% due 01/12/2032 ~	EUR	2,500	2,366
Towd Point Mortgage Trust 4.084% due 10/25/2059 ~		$4,766	4,700
Venture CLO Ltd.
3.392% due 04/15/2027 ~		16,069	15,748
3.610% due 10/20/2028 •		6,772	6,630
3.730% due 04/20/2029 ~		14,026	13,942
Vertical Bridge Holdings LLC 3.706% due 02/15/2057		2,000	1,655
WAVE LLC 3.597% due 09/15/2044		2,081	1,657

Total Asset-Backed Securities (Cost $359,671)			328,389

SOVEREIGN ISSUES 0.3%
Romania Government International Bond 1.750% due 07/13/2030	EUR	5,200	3,314

Total Sovereign Issues (Cost $6,130)			3,314

		SHARES
PREFERRED SECURITIES 8.8%
BANKING & FINANCE 8.1%
American Express Co. 3.550% due 09/15/2026 •(c)		3,600,000	2,810
Bank of America Corp. 5.875% due 03/15/2028 •(c)		6,700,000	5,774
CaixaBank SA 6.750% due 06/13/2024 •(c)(d)		200,000	181
Capital Farm Credit ACA 5.000% due 03/15/2026 •(c)		4,700,000	4,097
Charles Schwab Corp.
4.000% due 12/01/2030 •(c)		11,900,000	8,830
5.000% due 12/01/2027 •(c)		5,000,000	4,038
6.397% (US0003M + 3.315%) due 12/01/2022 ~(c)		4,503,000	4,469
Citigroup, Inc. 3.875% due 02/18/2026 •(c)		5,300,000	4,399
CoBank ACB 4.250% due 01/01/2027 •(c)		2,000,000	1,708
6.450% due 10/01/2027 •(c)		5,500,000	5,456
Goldman Sachs Group, Inc. 3.800% due 05/10/2026 •(c)		2,300,000	1,794
JPMorgan Chase & Co.
5.000% due 08/01/2024 •(c)		3,600,000	3,243
5.597% (US0003M + 3.320%) due 10/01/2022 ~(c)		900,000	900
6.276% (US0003M + 3.470%) due 01/30/2023 ~(c)		15,109,000	15,055
MetLife Capital Trust 7.875% due 12/15/2067		600,000	642
PNC Financial Services Group, Inc. 3.400% due 09/15/2026 •(c)		5,000,000	3,765
State Street Corp. 5.625% due 12/15/2023 •(c)		14,000,000	13,007
Truist Financial Corp. 5.100% due 03/01/2030 •(c)		5,000,000	4,489
Wells Fargo & Co. 5.900% due 06/15/2024 •(c)		13,400,000	12,312

			96,969

INDUSTRIALS 0.7%
General Electric Co. 6.623% (US0003M + 3.330%) due 12/15/2022 ~(c)		9,000,000	8,463

Total Preferred Securities (Cost $118,448)			105,432

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.6%
REPURCHASE AGREEMENTS (f) 0.6%			7,448

U.S. TREASURY BILLS 1.0%
2.894% due 11/10/2022 - 12/15/2022 (a)(b)		$12,548	12,488

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2022 (Unaudited)

Total Short-Term Instruments (Cost $19,934)		19,936

Total Investments in Securities (Cost $1,748,260)		1,500,487

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	70,695	686

Total Short-Term Instruments (Cost $686)		686

Total Investments in Affiliates (Cost $686)		686

Total Investments 126.5% (Cost $1,748,946)		$1,501,173
Financial Derivative Instruments (h)(j) 0.4%(Cost or Premiums, net $169)		5,060
Other Assets and Liabilities, net (26.9)%		(318,980)

Net Assets 100.0%		$1,187,253

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Coupon represents a weighted average yield to maturity.
(b)							Zero coupon security.
(c)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)							Contingent convertible security.
(e)							RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				3.785%	03/17/2033	03/10/2022	$2,000	$1,679	0.14%
Deutsche Bank AG				2.129	11/24/2026	11/17/2020	1,400	1,190	0.10
Deutsche Bank AG				3.729	01/14/2032	01/11/2021	1,200	810	0.07
Morgan Stanley				0.000	04/02/2032	02/11/2020	6,080	3,954	0.33

							$10,680	$7,633	0.64%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$7,448	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023		$(7,597)	$7,448	$7,448

Total Repurchase Agreements							$(7,597)	$7,448	$7,448

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BSN				3.080%	09/22/2022	10/13/2022	$(107,311)		$(107,412)

Total Reverse Repurchase Agreements									$(107,412)

(g)							Securities with an aggregate market value of $115,249 and cash of $1,219 have been pledged as collateral under the terms of master agreements as of September 30, 2022.
(1)							Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(212,362) at a weighted average interest rate of 0.630%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note December Futures				12/2022	893	$100,072	$(4,558)	$0	$(349)

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2022 (Unaudited)

SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Ultra December Futures				12/2022	172		$(20,379)	$1,181		$86	$0

Total Futures Contracts								$(3,377)		$86	$(349)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2025	1.223%		$3,700	$(140)	$120	$(20)	$0	$(2)
AT&T, Inc.	1.000	Quarterly	12/20/2026	1.317		700	10	(18)	(8)	0	0
Auchan Holding SA	1.000	Quarterly	12/20/2027	2.876	EUR	500	(29)	(12)	(41)	0	(1)
Bank of America Corp.	1.000	Quarterly	12/20/2022	0.513		$23,800	173	(139)	34	1	0
Barclays Bank PLC	1.000	Quarterly	12/20/2022	0.744	EUR	7,400	49	(42)	7	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.957		$1,500	(7)	(45)	(52)	2	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	1.677	EUR	2,000	(8)	(54)	(62)	0	(3)
British Telecommunications PLC	1.000	Quarterly	06/20/2028	1.819		2,000	(11)	(69)	(80)	0	(5)
Citigroup, Inc.	1.000	Quarterly	12/20/2022	0.606		$20,000	145	(120)	25	0	(1)
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	1.038		3,500	(44)	41	(3)	2	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.652		5,800	(201)	227	26	1	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.790		3,400	(5)	18	13	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.865		1,400	(22)	27	5	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	1.259		400	3	(6)	(3)	0	0
JPMorgan Chase & Co.	1.000	Quarterly	12/20/2022	0.518		20,000	149	(120)	29	1	0
Morgan Stanley	1.000	Quarterly	12/20/2022	0.552		3,200	22	(18)	4	0	0
Tesco PLC	1.000	Quarterly	06/20/2028	1.849	EUR	1,700	5	(76)	(71)	0	(8)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	1.286		$1,400	32	(47)	(15)	0	(1)

							$121	$(333)	$(212)	$8	$(21)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	3-Month CAD-Bank Bill	0.980%	Semi-Annual	02/26/2024	CAD	232,300	$217	$(8,312)	$(8,095)	$0	$(39)
Pay	3-Month CAD-Bank Bill	0.880	Semi-Annual	03/03/2024		107,000	6	(3,861)	(3,855)	0	(20)

							$223	$(12,173)	$(11,950)	$0	$(59)

Total Swap Agreements							$344	$(12,506)	$(12,162)	$8	$(80)

(i)

Securities with an aggregate market value of $15,878 and cash of $25,944 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2022 (Unaudited)

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2022	DKK	61,470	$8,309	$207	$0
01/2023	$51	ZAR	908	0	(2)
BPS	10/2022	CAD	4,504	$3,415	154	0
10/2022	DKK	61,594	7,916	0	(203)
10/2022	$319	PLN	1,481	0	(21)
11/2022	IDR	2,255,324	$151	3	0
11/2022	$7,916	DKK	61,472	203	0
11/2022	38	ZAR	608	0	(4)
CBK	10/2022	CAD	925	$675	5	0
10/2022	$7,976	DKK	61,570	140	0
10/2022	2,427	GBP	2,098	0	(84)
12/2022	MXN	11,314	$555	0	0
DUB	12/2022	$38	ZAR	595	0	(5)
GLM	05/2023	7	123	0	(1)
JPM	10/2022	CAD	3,107	$2,401	152	0
11/2022	IDR	1,487,900	99	2	0
11/2022	INR	10,768	134	2	0
12/2022	$68	KRW	91,101	0	(4)
12/2022	443	TWD	13,776	0	(7)
MBC	10/2022	543	SGD	762	0	(12)
MYI	10/2022	7,964	DKK	61,483	140	0
10/2022	102,170	EUR	105,898	1,615	0
10/2022	49,224	GBP	45,472	1,548	0
11/2022	DKK	61,357	$7,964	0	(139)
11/2022	EUR	105,898	102,380	0	(1,613)
11/2022	GBP	45,472	49,252	0	(1,551)
11/2022	IDR	1,180,177	80	2	0
12/2022	$58	TWD	1,754	0	(3)
SCX	10/2022	954	EUR	955	0	(18)
11/2022	COP	2,774,539	$653	56	0
11/2022	IDR	3,662,487	244	4	0
11/2022	$1,010	GBP	914	11	0
12/2022	92	KRW	122,638	0	(6)
12/2022	181	TWD	5,526	0	(6)
SOG	10/2022	EUR	106,853	$107,530	2,809	0
TOR	10/2022	$3,531	CAD	4,819	0	(43)
11/2022	CAD	4,820	$3,531	42	0
UAG	10/2022	AUD	438	300	20	0
10/2022	GBP	47,570	55,349	2,235	0
11/2022	IDR	997,782	67	2	0
03/2023	$65	ZAR	1,166	0	(2)

Total Forward Foreign Currency Contracts	$9,352	$(3,724)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Mexico Government International Bond	1.000%	Quarterly	06/20/2023	0.681%	$2,300	$(21)	$27	$6	$0
Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.196	1,700	(14)	7	0	(7)
Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.946	1,100	(46)	(1)	0	(47)
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	1.564	600	(5)	(6)	0	(11)
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.196	1,400	(12)	7	0	(5)
Mexico Government International Bond	1.000	Quarterly	12/20/2025	1.434	200	(3)	0	0	(3)
Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.663	2,000	5	(54)	0	(49)
Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.820	700	(3)	(21)	0	(24)

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2022 (Unaudited)

Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.946	2,200	(76)	(17)	0	(93)

Total Swap Agreements	$(175)	$(58)	$6	$(239)

(k)

Securities with an aggregate market value of $454 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$16,773	$0	$16,773
Corporate Bonds & Notes
Banking & Finance	0	296,055	0	296,055
Industrials	0	163,373	0	163,373
Utilities	0	30,957	0	30,957
Municipal Bonds & Notes
California	0	8,642	0	8,642
Illinois	0	1,198	0	1,198
Michigan	0	10,400	0	10,400
New Jersey	0	3,524	0	3,524
New York	0	7,715	0	7,715
Virginia	0	3,333	0	3,333
West Virginia	0	7,639	0	7,639
U.S. Government Agencies	0	225,242	0	225,242
U.S. Treasury Obligations	0	178,777	0	178,777
Non-Agency Mortgage-Backed Securities	0	89,788	0	89,788
Asset-Backed Securities	0	328,389	0	328,389
Sovereign Issues	0	3,314	0	3,314
Preferred Securities
Banking & Finance	0	96,969	0	96,969
Industrials	0	8,463	0	8,463
Short-Term Instruments
Repurchase Agreements	0	7,448	0	7,448
U.S. Treasury Bills	0	12,488	0	12,488

$0	$1,500,487	$0	$1,500,487
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$686	$0	$0	$686

Total Investments	$686	$1,500,487	$0	$1,501,173

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	94	0	94
Over the counter	0	9,358	0	9,358

$0	$9,452	$0	$9,452
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(429)	0	(429)
Over the counter	0	(3,963)	0	(3,963)

$0	$(4,392)	$0	$(4,392)

Total Financial Derivative Instruments	$0	$5,060	$0	$5,060

Totals	$686	$1,505,547	$0	$1,506,233

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Schedule of Investments PIMCO Fixed Income SHares: Series LD	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 189.8% ¤
CORPORATE BONDS & NOTES 104.3%
BANKING & FINANCE 55.5%
AerCap Ireland Capital DAC
1.650% due 10/29/2024 (d)		$1,200	$1,097
4.500% due 09/15/2023 (d)		1,000	986
Air Lease Corp. 2.750% due 01/15/2023 (d)		1,300	1,293
Ally Financial, Inc. 1.450% due 10/02/2023 (d)		1,000	966
American Tower Corp. 3.375% due 05/15/2024 (d)		1,200	1,169
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023 (d)		400	399
Banco Santander SA 3.892% due 05/24/2024 (d)		1,000	974
Barclays PLC
4.302% (US0003M + 1.380%) due 05/16/2024 ~(d)		700	700
4.338% due 05/16/2024 •(d)		1,000	989
5.129% (BBSW3M + 2.150%) due 06/26/2024 ~	AUD	500	324
5.304% due 08/09/2026 •(d)		$600	577
BNP Paribas SA 4.705% due 01/10/2025 •(d)		1,600	1,576
BPCE SA 1.652% due 10/06/2026 •(d)		1,000	869
Corebridge Financial, Inc.
3.500% due 04/04/2025 (d)		1,700	1,617
3.650% due 04/05/2027 (d)		400	366
Credit Suisse Group AG 4.476% (US0003M + 1.240%) due 06/12/2024 ~(d)		700	692
Danske Bank AS
1.171% due 12/08/2023 •(d)		800	793
4.296% (US0003M + 1.060%) due 09/12/2023 ~(d)		2,400	2,388
Deutsche Bank AG
0.962% due 11/08/2023 (d)		2,000	1,904
2.222% due 09/18/2024 •(d)		500	476
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		15	15
First Abu Dhabi Bank PJSC 3.713% (US0003M + 0.850%) due 08/08/2023 ~		1,000	1,000
Five Corners Funding Trust 4.419% due 11/15/2023 (d)		500	496
FS KKR Capital Corp. 1.650% due 10/12/2024 (d)		1,200	1,097
GA Global Funding Trust
1.250% due 12/08/2023 (d)		2,200	2,095
1.625% due 01/15/2026 (d)		400	351
HSBC Holdings PLC
3.404% (BBSW3M + 1.100%) due 02/16/2024 ~	AUD	1,400	894
4.616% (US0003M + 1.380%) due 09/12/2026 ~(d)		$2,070	2,021
ING Groep NV 3.869% due 03/28/2026 •(d)		1,600	1,518
LeasePlan Corp. NV 2.875% due 10/24/2024 (d)		2,100	1,972
Lloyds Banking Group PLC
3.985% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	1,000	632
4.716% due 08/11/2026 •(d)		$1,000	961
Nationwide Building Society 4.363% due 08/01/2024 •(d)		2,000	1,972
NatWest Group PLC 4.519% due 06/25/2024 •(d)		900	890
Nomura Holdings, Inc.
1.851% due 07/16/2025 (d)		600	542
2.329% due 01/22/2027 (d)		1,700	1,463
Park Aerospace Holdings Ltd. 4.500% due 03/15/2023 (d)		700	696
QNB Finance Ltd.
3.932% (BBSW3M + 1.750%) due 02/01/2023 ~	AUD	1,500	961
4.815% (US0003M + 1.250%) due 03/21/2024 ~		$1,000	1,002
Scentre Group Trust 3.500% due 02/12/2025 (d)		800	761
SMBC Aviation Capital Finance DAC 3.550% due 04/15/2024 (d)		300	289

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2022 (Unaudited)

Societe Generale SA
1.488% due 12/14/2026 •(d)		1,900	1,610
2.625% due 01/22/2025 (d)		800	741
Standard Chartered PLC
1.319% due 10/14/2023 •(d)		300	300
4.711% (SOFRRATE + 1.740%) due 03/30/2026 ~(d)		2,200	2,179
Stellantis Finance U.S., Inc. 1.711% due 01/29/2027 (d)		800	667
UBS Group AG 4.488% due 05/12/2026 •(d)		700	675
VICI Properties LP 4.375% due 05/15/2025 (d)		300	286

			48,241

INDUSTRIALS 40.8%
BAT Capital Corp.
3.222% due 08/15/2024 (d)		2,600	2,504
3.557% due 08/15/2027 (d)		400	352
Berry Global, Inc.
0.950% due 02/15/2024 (d)		600	564
1.570% due 01/15/2026 (d)		1,200	1,047
4.875% due 07/15/2026 (d)		600	565
Boeing Co. 4.508% due 05/01/2023 (d)		500	498
Boral Finance Pty. Ltd. 3.000% due 11/01/2022 (d)		1,100	1,100
Broadcom, Inc.
2.250% due 11/15/2023 (d)		200	194
3.459% due 09/15/2026 (d)		900	837
CenterPoint Energy Resources Corp.
0.700% due 03/02/2023 (d)		300	295
3.600% (US0003M + 0.500%) due 03/02/2023 ~(d)		200	200
Charter Communications Operating LLC
4.432% (US0003M + 1.650%) due 02/01/2024 ~(d)		2,200	2,212
4.500% due 02/01/2024 (d)		300	297
DAE Funding LLC 1.550% due 08/01/2024 (d)		600	549
Dell International LLC 5.450% due 06/15/2023 (d)		165	165
Delta Air Lines, Inc. 7.375% due 01/15/2026 (d)		500	506
Gilead Sciences, Inc. 1.200% due 10/01/2027 (d)		700	578
Global Payments, Inc. 1.200% due 03/01/2026 (d)		700	603
Hyundai Capital America
1.150% due 11/10/2022 (d)		700	697
2.850% due 11/01/2022 (d)		300	300
Imperial Brands Finance PLC
3.125% due 07/26/2024 (d)		650	622
6.125% due 07/27/2027 (d)		1,100	1,086
International Flavors & Fragrances, Inc. 1.230% due 10/01/2025 (d)		1,000	877
Kansas City Southern 3.000% due 05/15/2023 (d)		1,500	1,483
Lennar Corp. 4.500% due 04/30/2024 (d)		400	393
Newell Brands, Inc. 4.100% due 04/01/2023		1,100	1,100
Nissan Motor Co. Ltd. 3.043% due 09/15/2023 (d)		1,000	973
Pacific National Finance Pty. Ltd. 6.000% due 04/07/2023 (d)		1,000	1,002
Petronas Energy Canada Ltd. 2.112% due 03/23/2028 (d)		1,000	863
Renesas Electronics Corp. 1.543% due 11/26/2024 (d)		1,700	1,557
Rogers Communications, Inc. 2.950% due 03/15/2025 (d)		1,500	1,429
Saudi Arabian Oil Co.
1.250% due 11/24/2023 (d)		1,100	1,058
2.875% due 04/16/2024 (d)		1,000	968
Spirit AeroSystems, Inc. 3.950% due 06/15/2023 (d)		1,100	1,062
TD SYNNEX Corp. 1.250% due 08/09/2024 (d)		2,000	1,840
Transurban Queensland Finance Pty. Ltd. 4.852% (BBSW3M + 2.050%) due 12/16/2024 ~	AUD	1,500	975
Warnermedia Holdings, Inc. 3.638% due 03/15/2025 (d)		$700	664
Westinghouse Air Brake Technologies Corp.
4.400% due 03/15/2024 (d)		800	785
4.950% due 09/15/2028 (d)		300	278
Woodside Finance Ltd.
3.650% due 03/05/2025 (d)		1,500	1,430

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2022 (Unaudited)

3.700% due 09/15/2026 (d)		1,000	927

			35,435

UTILITIES 8.0%
AES Corp. 1.375% due 01/15/2026 (d)		1,300	1,121
Israel Electric Corp. Ltd. 5.000% due 11/12/2024		1,500	1,466
KT Corp. 0.000% due 08/08/2025 (d)		1,400	1,355
Pacific Gas & Electric Co.
2.100% due 08/01/2027 (d)		200	162
2.950% due 03/01/2026		100	88
3.250% due 06/15/2023 (d)		100	99
3.400% due 08/15/2024 (d)		200	191
3.850% due 11/15/2023		100	98
4.950% due 06/08/2025 (d)		500	486
Sprint Communications LLC 6.000% due 11/15/2022 (d)		300	300
System Energy Resources, Inc. 2.140% due 12/09/2025 (d)		1,700	1,532
Trans-Allegheny Interstate Line Co. 3.850% due 06/01/2025 (d)		100	96

			6,994

Total Corporate Bonds & Notes (Cost $96,528)			90,670

MUNICIPAL BONDS & NOTES 0.9%
ILLINOIS 0.3%
Illinois State General Obligation Notes, Series 2020 5.375% due 05/01/2023		300	303

PENNSYLVANIA 0.6%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 2.913% (US0003M + 0.130%) due 10/25/2036 ~		527	511

Total Municipal Bonds & Notes (Cost $819)			814

U.S. GOVERNMENT AGENCIES 10.6%
Fannie Mae 0.875% due 12/18/2026 (d)		5,000	4,332
Federal Home Loan Bank 1.020% due 02/24/2027 (d)		4,000	3,467
Freddie Mac 1.000% due 09/15/2044 (d)		1,632	1,388
Ginnie Mae
3.037% due 08/20/2061 •		1	1
3.464% due 10/20/2037 ~		20	20

Total U.S. Government Agencies (Cost $10,659)			9,208

NON-AGENCY MORTGAGE-BACKED SECURITIES 30.9%
Avon Finance PLC 3.045% due 09/20/2048 •	GBP	634	704
Banc of America Funding Trust 4.496% due 09/20/2034 ~		$17	16
Bear Stearns Adjustable Rate Mortgage Trust
2.082% due 01/25/2034 ~		3	3
2.844% due 04/25/2033 ~		11	11
3.958% due 11/25/2034 ~		19	18
Brass PLC 3.622% due 11/16/2066 •		37	37
BWAY Mortgage Trust 4.068% due 09/15/2036 •		1,400	1,353
BX Commercial Mortgage Trust 3.518% due 01/15/2034 ~		1,200	1,156
BXMT Ltd. 3.800% due 11/15/2037 •		1,100	1,088
Citigroup Mortgage Loan Trust
3.131% due 05/25/2051 •		956	891
5.410% due 10/25/2035 •		2	2
Credit Suisse First Boston Mortgage Securities Corp.
2.960% due 06/25/2033 ~		5	5
6.500% due 04/25/2033		16	15
DROP Mortgage Trust 3.970% due 10/15/2043 ~		1,500	1,448
Extended Stay America Trust 3.898% due 07/15/2038 •		1,292	1,254
GCAT Trust
1.348% due 05/25/2066 ~		605	503
1.503% due 05/25/2066 ~		605	498

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2022 (Unaudited)

GCT Commercial Mortgage Trust 3.618% due 02/15/2038 ~		200	193
Gemgarto PLC 2.713% due 12/16/2067 •	GBP	1,409	1,550
GS Mortgage Securities Corp. 6.246% due 09/15/2027 •		$1,200	1,205
GS Mortgage-Backed Securities Trust
3.131% due 12/25/2051 •		449	419
3.131% due 02/25/2052 •		1,330	1,240
GSR Mortgage Loan Trust
3.231% due 09/25/2035 ~		2	2
5.910% due 08/25/2033 •		41	39
Impac CMB Trust
3.724% due 03/25/2035 •		148	137
4.084% due 07/25/2033 •		70	69
InTown Mortgage Trust 5.334% due 08/15/2037 •		400	397
JP Morgan Chase Commercial Mortgage Securities Trust 4.268% due 12/15/2031 •		530	526
JP Morgan Mortgage Trust
2.490% due 02/25/2034 ~		16	16
2.650% due 02/25/2035 ~		1	1
2.826% due 06/25/2035 ~		2	2
3.039% due 04/25/2035 ~		39	39
3.813% due 09/25/2034 ~		5	5
LUXE Commercial Mortgage Trust 3.868% due 10/15/2038 ~		1,400	1,355
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
3.017% due 10/20/2029 •		6	5
3.298% due 06/15/2030 ~		6	6
Merrill Lynch Mortgage Investors Trust
2.766% due 02/25/2035 ~		54	51
3.544% due 04/25/2029 ~		2	2
3.724% due 10/25/2028 •		2	2
MF1 Multifamily Housing Mortgage Loan Trust 3.810% due 07/15/2036 •		529	511
MFA Trust
1.131% due 07/25/2060 ~		652	582
1.381% due 04/25/2065 ~		178	170
Morgan Stanley Mortgage Loan Trust 3.710% due 11/25/2034 ~		2	2
Morgan Stanley Residential Mortgage Loan Trust 3.033% due 09/25/2051 ~		178	166
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		398	374
2.750% due 07/25/2059 ~		532	501
2.750% due 11/25/2059 ~		540	493
3.500% due 12/25/2057 ~		616	594
NYO Commercial Mortgage Trust 3.913% due 11/15/2038 •		1,300	1,222
PFP Ltd. 3.939% due 08/09/2037 ~		1,328	1,285
PRET LLC 1.992% due 02/25/2061 þ		395	371
Prime Mortgage Trust 3.484% due 02/25/2034 •		3	3
RESIMAC Bastille Trust 3.283% due 02/03/2053 •		791	783
Sequoia Mortgage Trust
3.693% due 10/19/2026 ~		30	29
3.753% due 10/20/2027 •		4	4
Stratton Mortgage Funding PLC 2.588% due 07/20/2060 •	GBP	154	170
Structured Asset Mortgage Investments Trust
3.573% due 07/19/2034 ~		$19	18
3.653% due 09/19/2032 ~		4	4
3.905% due 06/25/2029 ~		3	3
Thornburg Mortgage Securities Trust
2.095% due 04/25/2045 ~		9	9
3.724% due 09/25/2043 •		3	3
Towd Point Mortgage Funding 2.833% due 10/20/2051 •	GBP	228	254
Trinity Square PLC 2.496% due 07/15/2059 •		1,759	1,945
WaMu Mortgage Pass-Through Certificates Trust
2.504% due 06/25/2042 •		$2	2
3.624% due 12/25/2045 •		86	82
3.664% due 10/25/2045 •		13	12
3.824% due 11/25/2034 •		32	29
3.884% due 06/25/2044 •		11	10

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2022 (Unaudited)

Wells Fargo Commercial Mortgage Trust 3.623% due 12/13/2031 •		1,000	986

Total Non-Agency Mortgage-Backed Securities (Cost $29,012)			26,880

ASSET-BACKED SECURITIES 41.3%
522 Funding CLO Ltd. 3.750% due 10/20/2031 •		600	586
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		43	42
American Money Management Corp. CLO Ltd. 3.463% due 04/14/2029 •		105	105
Amortizing Residential Collateral Trust 4.084% due 10/25/2034 ~		138	134
Apex Credit CLO Ltd. 4.517% due 09/20/2029 ~		528	518
Apidos CLO 3.670% due 07/17/2030 ~		400	392
Bear Stearns Asset-Backed Securities Trust
3.884% due 10/27/2032 •		21	21
4.209% due 03/25/2035 ~		1,000	986
4.284% due 01/25/2045 •		111	111
Blackrock European CLO DAC 0.620% due 10/15/2031 ~	EUR	2,000	1,884
Carlyle Euro CLO DAC 0.700% due 01/15/2031 ~		800	763
Carlyle Global Market Strategies Euro CLO DAC 1.071% due 11/15/2031 ~		700	664
Carlyle U.S. CLO Ltd. 3.710% due 04/20/2031 •		$1,300	1,264
Carrington Mortgage Loan Trust 3.830% due 10/20/2029 •		796	787
Chase Funding Trust 3.824% due 10/25/2032 •		42	41
Countrywide Asset-Backed Certificates Trust 3.804% due 05/25/2036 ~		358	352
Delta Funding Home Equity Loan Trust 3.638% due 09/15/2029 •		4	4
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046		1,091	954
Finance America Mortgage Loan Trust 3.909% due 08/25/2034 ~		98	93
First Franklin Mortgage Loan Trust 3.404% due 04/25/2036 •		1,091	1,059
FirstKey Homes Trust 1.266% due 10/19/2037		496	445
Ford Auto Securitization Trust 0.887% due 08/15/2024	CAD	740	530
GoldenTree Loan Management U.S. CLO Ltd. 3.620% due 11/20/2030 ~		$1,300	1,268
GSAMP Trust 3.604% due 06/25/2036 •		518	499
Halseypoint CLO Ltd. 3.810% due 07/20/2031 ~		900	888
Harvest CLO DAC 1.040% due 07/15/2031	EUR	400	360
HERA Commercial Mortgage Ltd. 4.043% due 02/18/2038 ~		$900	877
Jubilee CLO DAC 0.610% due 04/15/2030 ~	EUR	1,200	1,150
LCM LP 3.750% due 10/20/2027 •		$92	91
LCM Ltd. 3.790% due 04/20/2031 •		250	243
MF1 Ltd.
4.073% due 10/16/2036 •		100	96
4.660% due 11/15/2035 •		434	431
MidOcean Credit CLO 3.836% due 01/29/2030 ~		1,328	1,309
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		586	525
1.690% due 05/15/2069		1,047	942
New Century Home Equity Loan Trust 4.014% due 11/25/2034 ~		577	545
NovaStar Mortgage Funding Trust 3.744% due 01/25/2036 •		609	601
OCP Euro CLO DAC 1.005% due 09/22/2034 •	EUR	500	471
Palmer Square European Loan Funding DAC 0.780% due 04/15/2031 ~		264	253
Palmer Square Loan Funding Ltd. 3.784% due 02/20/2028 •		$313	309
PRET LLC 2.487% due 07/25/2051 þ		827	773
RAAC Trust 3.909% due 01/25/2046 ~		498	485

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2022 (Unaudited)

Securitized Asset-Backed Receivables LLC Trust 3.759% due 01/25/2035 ~		311	289
SLM Student Loan Trust
3.533% due 04/25/2023 •		519	504
3.843% due 12/15/2025 •		14	14
4.283% due 04/25/2023 •		297	295
4.483% due 07/25/2023 •		241	240
SMB Private Education Loan Trust
3.109% due 09/15/2054 ~		683	668
3.418% due 03/17/2053 ~		145	140
3.934% due 09/15/2054 •		2,757	2,684
SoFi Professional Loan Program LLC 3.020% due 02/25/2040		71	68
TCW CLO Ltd. 3.753% due 04/25/2031 •		1,300	1,270
Toro European CLO DAC 0.920% due 01/12/2032 ~	EUR	500	473
Towd Point Asset Trust 3.693% due 11/20/2061 ~		$360	355
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~		1,109	986
2.710% due 01/25/2060 ~		355	336
3.750% due 05/25/2058 ~		690	663
4.084% due 05/25/2058 ~		500	491
4.084% due 10/25/2059 ~		437	431
Venture CLO Ltd.
3.730% due 04/20/2029 ~		460	457
3.810% due 01/20/2029 ~		294	291
Voya CLO Ltd. 3.512% due 10/15/2030 •		1,400	1,375

Total Asset-Backed Securities (Cost $38,538)			35,881

		SHARES
PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
JPMorgan Chase & Co. 6.276% (US0003M + 3.470%) due 01/30/2023 ~(c)		440,000	438

Total Preferred Securities (Cost $440)			438

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.3%
ISRAEL TREASURY BILLS 1.3%
(0.020)% due 12/07/2022 (a)(b)	ILS	4,100	1,146

Total Short-Term Instruments (Cost $1,323)			1,146

Total Investments in Securities (Cost $177,319)			165,037

		SHARES
INVESTMENTS IN AFFILIATES 1.3%
SHORT-TERM INSTRUMENTS 1.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio III		115,871	1,125

Total Short-Term Instruments (Cost $1,125)			1,125

Total Investments in Affiliates (Cost $1,125)			1,125

Total Investments 191.1% (Cost $178,444)			$166,162
Financial Derivative Instruments (e)(f) 0.8%(Cost or Premiums, net $(1,293))			696
Other Assets and Liabilities, net (91.9)%			(79,919)

Net Assets 100.0%			$86,939

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BPS	3.350%	09/30/2022	TBD(2)	$(19,023)	$(19,023)
3.400	09/23/2022	TBD(2)	(716)	(716)
3.500	09/23/2022	TBD(2)	(4,850)	(4,855)
3.590	09/30/2022	10/31/2022	(1,541)	(1,542)
BRC	3.570	09/23/2022	TBD(2)	(417)	(417)
FBF	3.250	09/23/2022	TBD(2)	(938)	(939)
FOB	3.250	09/23/2022	TBD(2)	(8,182)	(8,189)
NOM	3.250	09/23/2022	TBD(2)	(1,191)	(1,192)
RCY	3.160	09/22/2022	10/21/2022	(1,385)	(1,386)
RDR	3.250	09/23/2022	TBD(2)	(2,515)	(2,517)
SOG	3.240	09/23/2022	TBD(2)	(5,758)	(5,764)
3.250	09/23/2022	TBD(2)	(5,452)	(5,457)
3.320	09/23/2022	TBD(2)	(4,515)	(4,519)
TDM	3.240	09/23/2022	TBD(2)	(6,483)	(6,489)
3.250	09/23/2022	TBD(2)	(15,896)	(15,910)
3.260	09/23/2022	TBD(2)	(1,884)	(1,886)

Total Reverse Repurchase Agreements	$(80,801)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

BOS	3.140%	09/26/2022	10/03/2022	$(5,510)	$(5,513)

Total Sale-Buyback Transactions	$(5,513)

(d)	Securities with an aggregate market value of $91,320 and cash of $71 have been pledged as collateral under the terms of master agreements as of September 30, 2022.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(165,049) at a weighted average interest rate of 0.726%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2023	68	$16,270	$(136)	$0	$(5)

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2022 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Japan Government 10-Year Bond December Futures	12/2022	4	$(4,099)	$4	$0	$(9)
U.S. Treasury 2-Year Note December Futures	12/2022	2	(411)	1	0	0
U.S. Treasury 5-Year Note December Futures	12/2022	269	(28,920)	1,044	71	0
U.S. Treasury 10-Year Ultra December Futures	12/2022	202	(23,934)	809	101	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	20	(2,740)	240	33	0

$2,098	$205	$(9)

Total Futures Contracts	$1,962	$205	$(14)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-36 5-Year Index	(1.000)%	Quarterly	06/20/2026	$24,700	$(621)	$473	$(148)	$5	$0
CDX.IG-37 5-Year Index	(1.000)	Quarterly	12/20/2026	25,000	(612)	520	(92)	4	0
CDX.IG-38 5-Year Index	(1.000)	Quarterly	06/20/2027	18,100	(129)	118	(11)	0	(2)
CDX.IG-39 5-Year Index	(1.000)	Quarterly	12/20/2027	11,600	37	(2)	35	3	0

$(1,325)	$1,109	$(216)	$12	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

$0	$0	$0	$0	$0

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	$7,400	$(3)	$2	$(1)	$0	$(2)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	5,700	0	(2)	(2)	0	(2)

$(3)	$0	$(3)	$0	$(4)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	3.550%	Annual	09/02/2024	72,000	$38	$(865)	$(827)	$0	$(62)
Pay	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2023	37,800	12	(1,135)	(1,123)	0	(14)

$50	$(2,000)	$(1,950)	$0	$(76)

Total Swap Agreements	$(1,278)	$(891)	$(2,169)	$12	$(82)

Cash of $3,901 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.
(1)	Unsettled variation margin asset of $10 and liability of $(4) for closed futures is outstanding at period end.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2022 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2022	GBP	75	$87	$4	$0
11/2022	AUD	267	186	16	0
BPS	10/2022	GBP	4,283	4,987	204	0
11/2022	4,187	4,677	0	(1)
BRC	10/2022	CAD	837	635	29	0
10/2022	$2,122	EUR	2,216	50	0
11/2022	2,406	JPY	347,265	0	0
GLM	10/2022	195	GBP	171	0	(3)
JPM	12/2022	ILS	4,101	$1,330	174	0
MYI	10/2022	EUR	10,816	10,843	243	0
10/2022	JPY	252,643	1,752	6	0
10/2022	$10,435	EUR	10,816	165	0
11/2022	AUD	465	$327	29	0
11/2022	EUR	10,816	10,457	0	(165)
11/2022	$1,752	JPY	251,968	0	(6)
SCX	10/2022	4,340	600,086	0	(194)
11/2022	AUD	327	$229	20	0
11/2022	$2,166	EUR	2,216	10	0
TOR	10/2022	388	CAD	530	0	(5)
11/2022	CAD	530	$388	5	0

Total Forward Foreign Currency Contracts	$955	$(374)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

DUB	Put - OTC CDX.IG-38 5-Year Index	Sell	1.350%	12/21/2022	1,000	$(1)	$(3)
Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	12/21/2022	1,000	(2)	(2)
GST	Put - OTC CDX.IG-38 5-Year Index	Sell	1.600	10/19/2022	3,000	(5)	0
Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	11/16/2022	2,000	(2)	(2)
Put - OTC CDX.IG-38 5-Year Index	Sell	1.500	12/21/2022	2,000	(3)	(3)
JPM	Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	11/16/2022	1,000	(1)	(1)
MYC	Put - OTC CDX.IG-38 5-Year Index	Sell	1.600	12/21/2022	500	(1)	(1)

Total Written Options	$(15)	$(12)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$48,241	$0	$48,241
Industrials	0	35,435	0	35,435
Utilities	0	6,994	0	6,994
Municipal Bonds & Notes
Illinois	0	303	0	303
Pennsylvania	0	511	0	511
U.S. Government Agencies	0	9,208	0	9,208
Non-Agency Mortgage-Backed Securities	0	26,880	0	26,880
Asset-Backed Securities	0	35,881	0	35,881
Preferred Securities
Banking & Finance	0	438	0	438
Short-Term Instruments
Israel Treasury Bills	0	1,146	0	1,146

$0	$165,037	$0	$165,037
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,125	$0	$0	$1,125

Total Investments	$1,125	$165,037	$0	$166,162

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	217	0	217

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2022 (Unaudited)

Over the counter	0	955	0	955

	$0	$1,172	$0	$1,172
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(9)	(87)	0	(96)
Over the counter	0	(386)	0	(386)

	$(9)	$(473)	$0	$(482)

Total Financial Derivative Instruments	$(9)	$699	$0	$690

Totals	$1,116	$165,736	$0	$166,852

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Schedule of Investments PIMCO Fixed Income SHares: Series M	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 124.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Castlelake LP 5.733% (LIBOR01M + 2.950%) due 05/13/2031 «~		$9,528	$8,647

Total Loan Participations and Assignments (Cost $9,515)			8,647

CORPORATE BONDS & NOTES 32.1%
BANKING & FINANCE 21.1%
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		243	190
4.250% due 04/15/2026		4,600	4,130
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(c)(d)	EUR	1,000	898
Banco de Credito e Inversiones SA 2.875% due 10/14/2031		$4,200	3,253
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 4.125% due 11/09/2022		21,100	21,084
Barclays Bank PLC 7.625% due 11/21/2022 (d)		1,342	1,342
Barclays PLC
4.375% due 01/12/2026		1,400	1,321
4.972% due 05/16/2029 •		3,100	2,794
6.375% due 12/15/2025 •(c)(d)	GBP	1,500	1,384
7.125% due 06/15/2025 •(c)(d)		200	194
7.250% due 03/15/2023 •(c)(d)		1,000	1,076
7.750% due 09/15/2023 •(c)(d)		$1,100	1,019
8.000% due 06/15/2024 •(c)(d)		3,800	3,535
BGC Partners, Inc. 5.375% due 07/24/2023		10,200	10,197
BPCE SA 4.625% due 07/11/2024		14,300	13,857
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		4,000	3,404
CI Financial Corp. 4.100% due 06/15/2051		5,000	2,985
Citigroup, Inc.
2.976% due 11/05/2030 •		15,000	12,346
3.785% due 03/17/2033 •(e)		5,000	4,198
Credit Suisse AG 6.500% due 08/08/2023 (d)		16,000	15,837
Credit Suisse Group AG
6.250% due 12/18/2024 •(c)(d)		1,500	1,291
7.500% due 07/17/2023 •(c)(d)		1,000	860
7.500% due 12/11/2023 •(c)(d)		3,000	2,765
Crown Castle, Inc. 4.450% due 02/15/2026		8,000	7,720
Deutsche Bank AG 5.625% due 05/19/2031 •	EUR	900	841
Discover Financial Services 4.500% due 01/30/2026		$4,500	4,272
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		2,000	1,675
Erste Group Bank AG 6.500% due 04/15/2024 •(c)(d)	EUR	400	364
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		$4,000	3,765
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		200	177
3.550% due 10/07/2022		4,300	4,303
3.810% due 01/09/2024		1,000	969
4.134% due 08/04/2025		1,000	909
FS KKR Capital Corp. 2.625% due 01/15/2027		9,000	7,278
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •		4,500	4,075
HSBC Holdings PLC
2.099% due 06/04/2026 •		6,000	5,378
4.583% due 06/19/2029 •		3,400	3,036
6.000% due 05/22/2027 •(c)(d)		1,000	831
ING Groep NV 4.625% due 01/06/2026		5,200	5,006

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2022 (Unaudited)

Intesa Sanpaolo SpA 6.250% due 05/16/2024 •(c)(d)	EUR	200	180
Invitation Homes Operating Partnership LP 4.150% due 04/15/2032		$2,000	1,693
Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •		6,700	5,189
4.300% due 02/01/2061		4,000	2,527
Lloyds Banking Group PLC
2.907% due 11/07/2023 •		6,400	6,385
7.500% due 09/27/2025 •(c)(d)		6,000	5,490
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069 •		4,500	3,991
Morgan Stanley 0.000% due 04/02/2032 þ(e)		8,000	4,519
NatWest Group PLC 4.800% due 04/05/2026		2,000	1,920
Ohio National Financial Services, Inc. 6.050% due 01/24/2030		6,300	5,848
Owl Rock Capital Corp. 2.875% due 06/11/2028		9,700	7,401
Sabra Health Care LP 3.900% due 10/15/2029		4,600	3,759
Santander Holdings USA, Inc. 3.244% due 10/05/2026		2,000	1,792
Santander U.K. Group Holdings PLC 3.373% due 01/05/2024 •		1,000	994
Societe Generale SA 7.875% due 12/18/2023 •(c)(d)		1,300	1,250
Standard Chartered PLC 3.971% due 03/30/2026 •		3,500	3,293
Synovus Financial Corp. 5.200% due 08/11/2025		2,400	2,357
Teachers Insurance & Annuity Association of America 3.300% due 05/15/2050		5,000	3,423
Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	96	92
5.744% due 04/13/2040		602	589
5.801% due 10/13/2040		657	642
Trustage Financial Group, Inc. 4.625% due 04/15/2032		$5,300	4,587
UBS AG 5.125% due 05/15/2024 (d)		4,700	4,594
UniCredit SpA 7.830% due 12/04/2023		8,500	8,573
Volkswagen Bank GmbH 2.500% due 07/31/2026	EUR	4,000	3,686
Wells Fargo & Co.
3.350% due 03/02/2033 •		$7,000	5,686
3.584% due 05/22/2028 •		600	543
4.150% due 01/24/2029		1,600	1,473

			253,035

INDUSTRIALS 8.3%
Air Canada 4.625% due 08/15/2029	CAD	900	551
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		$2,951	2,792
American Airlines Pass-Through Trust
3.150% due 08/15/2033		5,187	4,340
3.375% due 11/01/2028		5,143	4,291
3.500% due 08/15/2033		519	377
4.000% due 01/15/2027		1,004	860
4.950% due 07/15/2024		806	796
Atlantia SpA 1.875% due 02/12/2028	EUR	400	296
Bacardi Ltd.
4.700% due 05/15/2028		$1,000	936
5.150% due 05/15/2038		2,600	2,245
Bio-Rad Laboratories, Inc. 3.700% due 03/15/2032		2,500	2,111
Bowdoin College 4.693% due 07/01/2112		6,600	5,658
Broadcom, Inc. 3.469% due 04/15/2034		1,000	752
Charter Communications Operating LLC 4.908% due 07/23/2025		95	93
Conagra Brands, Inc. 4.850% due 11/01/2028		100	94
CVS Pass-Through Trust 7.507% due 01/10/2032		4,849	5,130
Dell International LLC
6.020% due 06/15/2026		8,700	8,744
6.100% due 07/15/2027		900	909
6.200% due 07/15/2030		1,300	1,267

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2022 (Unaudited)

Energy Transfer LP 4.200% due 04/15/2027		300	278
Flex Intermediate Holdco LLC
3.363% due 06/30/2031		2,800	2,183
4.317% due 12/30/2039		2,800	1,994
KB Home 4.000% due 06/15/2031		7,000	5,154
Kinder Morgan, Inc. 7.750% due 01/15/2032		2,200	2,385
Marvell Technology, Inc. 4.875% due 06/22/2028		6,650	6,245
MDC Holdings, Inc. 3.966% due 08/06/2061		8,500	4,500
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		3,100	2,516
Odebrecht Oil & Gas Finance Ltd. 0.000% due 10/31/2022 (b)(c)		46	0
Oracle Corp. 2.650% due 07/15/2026		1,000	901
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028		1,700	1,535
Petroleos Mexicanos 5.500% due 02/24/2025	EUR	13,000	12,459
Prosus NV
3.680% due 01/21/2030		$5,500	4,128
4.193% due 01/19/2032		2,000	1,470
Rolls-Royce PLC
0.875% due 05/09/2024	EUR	700	629
1.625% due 05/09/2028		100	70
3.375% due 06/18/2026	GBP	100	90
3.625% due 10/14/2025		$1,800	1,547
4.625% due 02/16/2026	EUR	200	180
5.750% due 10/15/2027	GBP	200	192
Sands China Ltd. 5.625% due 08/08/2025		$400	363
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030		3,800	3,116
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		3,325	2,855
Warnermedia Holdings, Inc. 4.279% due 03/15/2032		1,500	1,236
Yara International ASA 3.148% due 06/04/2030		2,000	1,593

			99,861

UTILITIES 2.7%
AT&T, Inc. 3.650% due 06/01/2051		10,000	6,783
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		2,600	2,260
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)		101	58
Pacific Gas & Electric Co.
3.150% due 01/01/2026		3,200	2,878
3.400% due 08/15/2024		1,000	953
3.450% due 07/01/2025		1,300	1,210
3.500% due 06/15/2025		1,100	993
4.500% due 07/01/2040		1,500	1,095
4.550% due 07/01/2030		1,300	1,115
4.750% due 02/15/2044		3,000	2,155
Texas Electric Market Stabilization Funding N LLC 5.167% due 02/01/2052		12,700	12,588

			32,088

Total Corporate Bonds & Notes (Cost $451,804)			384,984

MUNICIPAL BONDS & NOTES 3.4%
CALIFORNIA 1.7%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.850% due 06/01/2050		15,150	13,168
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010 7.168% due 07/01/2040		3,500	4,090
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2020 3.706% due 05/15/2120		4,800	3,091

			20,349

ILLINOIS 0.1%
Chicago, Illinois Waterworks Revenue Bonds, Series 2010 6.642% due 11/01/2029		1,100	1,159

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2022 (Unaudited)

NEW JERSEY 0.3%
Rutgers, The State University of New Jersey Revenue Bonds, Series 2019 3.915% due 05/01/2119	5,800	4,088

NEW YORK 0.4%
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 3.287% due 08/01/2069	8,000	5,275

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.734% due 02/15/2033	900	1,050

OKLAHOMA 0.4%
Oklahoma Development Finance Authority Revenue Bonds, Series 2020 5.087% due 02/01/2052	4,800	4,572

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	600	652

VIRGINIA 0.3%
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119	5,600	3,394

Total Municipal Bonds & Notes (Cost $49,297)		40,539

U.S. GOVERNMENT AGENCIES 25.8%
Fannie Mae
1.916% due 12/01/2034 •	21	21
1.973% due 11/01/2032 •	5	5
2.123% due 10/01/2032 •	1	1
2.220% due 09/01/2027 •	12	12
2.316% due 01/01/2033 •	12	12
3.101% due 05/01/2033 •	20	20
3.965% due 09/01/2032 •	3	3
4.045% due 05/01/2028 •	1	1
4.206% due 05/25/2042 ~	7	7
4.314% due 03/25/2041 ~	6	6
6.500% due 07/18/2027	6	6
Freddie Mac
1.955% due 08/01/2032 •	16	15
2.375% due 01/01/2032 - 10/01/2032 •	23	23
2.625% due 10/01/2032 •	39	39
3.060% due 02/01/2033 •	11	11
3.206% due 02/01/2029 •	2	2
3.268% due 08/15/2029 ~	6	6
3.268% due 12/15/2031 •	3	3
3.318% due 09/15/2030 ~	2	2
3.368% due 03/15/2032 •	2	2
3.468% due 02/15/2024 •	57	57
4.000% due 11/01/2047	10	9
4.125% due 08/01/2029 •	1	1
6.000% due 12/15/2028	71	73
7.000% due 04/01/2029 - 03/01/2030	6	6
7.500% due 08/15/2030	14	15
Ginnie Mae
1.625% (H15T1Y + 1.500%) due 09/20/2025 - 08/20/2026 ~	2	2
1.625% due 07/20/2027 - 07/20/2029 •	13	13
1.750% (H15T1Y + 1.500%) due 11/20/2023 - 10/20/2026 ~	6	6
1.750% due 10/20/2027 •	3	2
2.000% due 09/20/2027 •	1	1
2.625% (H15T1Y + 1.500%) due 02/20/2023 - 01/20/2026 ~	1	1
2.625% due 01/20/2027 - 03/20/2032 •	39	39
2.875% (H15T1Y + 1.500%) due 04/20/2023 - 06/20/2026 ~	7	7
2.875% due 04/20/2027 - 06/20/2032 •	17	17
3.000% (H15T1Y + 1.500%) due 06/20/2025 ~	1	1
Ginnie Mae, TBA 2.500% due 10/01/2052 - 11/01/2052	350,900	301,638
Uniform Mortgage-Backed Security
3.000% due 01/01/2046	85	76
3.500% due 05/01/2047	116	107
4.000% due 12/01/2044 - 03/01/2049	25	24
6.000% due 08/01/2023 - 12/01/2023	7	6
6.500% due 12/01/2028	1	1
Uniform Mortgage-Backed Security, TBA 3.000% due 11/01/2052	8,500	7,399

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2022 (Unaudited)

Vendee Mortgage Trust 6.500% due 09/15/2024		60	61

Total U.S. Government Agencies (Cost $316,588)			309,759

U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Bonds
2.000% due 11/15/2041		25,000	17,909

Total U.S. Treasury Obligations (Cost $23,663)			17,909

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.1%
Adjustable Rate Mortgage Trust
2.909% due 01/25/2036 ^~		11	10
3.553% due 02/25/2036 ^~		87	63
3.586% due 11/25/2035 ^~		70	56
American Home Mortgage Assets Trust
2.024% due 11/25/2046 ~		481	159
3.294% due 10/25/2046 ~		365	204
3.464% due 09/25/2046 ^•		382	334
Banc of America Alternative Loan Trust 6.000% due 07/25/2046 ^		80	68
Banc of America Funding Trust
2.584% due 08/27/2036 ~		7,858	7,359
3.081% due 09/20/2046 ^~		40	35
3.114% due 02/20/2036 ~		99	94
3.337% due 04/20/2035 ^~		57	51
3.373% due 10/20/2036 •		82	63
3.504% due 04/25/2037 ^•		65	58
3.593% due 05/20/2047 ~		32	30
3.707% due 09/20/2047 ^~		85	71
3.884% due 05/25/2037 ^~		64	60
5.500% due 03/25/2036 ^		8	7
5.831% due 04/25/2037 ~		418	366
Banc of America Mortgage Trust
2.633% due 02/25/2034 ~		77	76
3.116% due 05/25/2035 ^~		221	200
3.941% due 07/25/2035 ^~		7	7
5.500% due 09/25/2035 ^		171	146
5.500% due 05/25/2037 ^		74	56
BCAP LLC Trust
3.220% due 03/26/2037 ~		60	49
3.280% due 07/26/2036 ~		17	15
3.307% due 03/27/2037 ~		242	203
3.384% due 05/25/2047 ^•		30	29
3.524% due 05/25/2047 ^•		196	188
4.384% due 09/25/2047 •		56	51
5.484% due 10/25/2047 •		10,042	8,439
BDS Ltd. 4.597% due 08/19/2038 •		3,200	3,205
Bear Stearns Adjustable Rate Mortgage Trust
2.116% due 12/25/2046 ^•		390	329
2.714% due 02/25/2034 ~		31	30
2.761% due 05/25/2034 ~		20	19
2.765% due 06/25/2035 ^~		6	6
2.999% due 01/25/2034 ~		30	30
3.018% due 01/25/2035 ~		7	6
3.233% due 05/25/2047 ^~		101	93
3.256% due 03/25/2035 ~		32	30
3.476% due 10/25/2035 ~		27	26
3.842% due 02/25/2036 ^~		39	36
3.858% due 11/25/2034 ~		38	36
4.390% due 08/25/2035 ~		5	4
5.230% due 10/25/2035 •		185	178
Bear Stearns ALT-A Trust
2.999% due 05/25/2035 ~		46	44
3.001% due 02/25/2036 ^~		23	18
3.218% due 06/25/2034 ~		1,045	891
3.270% due 01/25/2036 ~		3,092	2,864
3.291% due 05/25/2036 ^~		364	218
3.308% due 02/25/2036 ^~		250	194
3.341% due 08/25/2036 ^~		247	190
3.524% due 04/25/2036 ^~		72	108
3.532% due 11/25/2036 ^~		80	41
4.284% due 07/25/2035 ^~		365	277
Bear Stearns Mortgage Funding Trust 3.274% due 01/25/2037 •		53	46
Bear Stearns Mortgage Securities, Inc. 6.377% due 03/25/2031 ~		1	1
Bear Stearns Structured Products, Inc. Trust 3.432% due 01/26/2036 ^~		423	328
Benchmark Mortgage Trust 2.952% due 08/15/2057		4,565	3,944
Bruegel DAC 1.191% due 05/22/2031 •	EUR	5,498	5,149

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2022 (Unaudited)

Cascade Funding Mortgage Trust 2.800% due 06/25/2069 ~	$1,470	1,432
Chase Mortgage Finance Trust
3.158% due 03/25/2037 ^~	22	20
3.377% due 03/25/2037 ^~	40	37
3.710% due 09/25/2036 ^~	698	597
6.000% due 05/25/2037 ^	99	51
ChaseFlex Trust
3.384% due 07/25/2037 •	127	120
5.000% due 07/25/2037 ^	71	44
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust 4.123% due 08/25/2037 ^þ	23	19
Chevy Chase Funding LLC Mortgage-Backed Certificates 3.314% due 10/25/2035 •	693	643
Citigroup Mortgage Loan Trust
2.480% due 11/25/2035 ~	12	12
2.810% due 10/25/2046 ^~	91	83
3.118% due 09/25/2037 ~	27	26
3.136% due 12/25/2035 ^~	68	42
3.220% due 03/25/2037 ^~	41	35
3.524% due 01/25/2037 ~	1,646	1,430
3.529% due 07/25/2037 ^~	454	407
3.810% due 08/25/2035 ~	7	7
3.878% due 09/25/2037 ^~	244	221
4.201% due 08/25/2035 ~	251	247
5.410% due 10/25/2035 •	46	44
5.500% due 12/25/2035	109	60
6.250% due 11/25/2037 ~	92	45
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	4,779	4,235
6.000% due 06/25/2037	2,984	2,645
6.500% due 06/25/2037 ^	81	74
Commercial Mortgage Trust 3.545% due 02/10/2036	1,667	1,530
Community Program Loan Trust 4.500% due 04/01/2029	18	17
Countrywide Alternative Loan Resecuritization Trust
0.188% due 08/25/2037 ^~	47	25
6.000% due 08/25/2037 ^~	50	26
Countrywide Alternative Loan Trust
2.104% due 02/25/2036 •	277	254
2.354% due 11/25/2047 ^•	501	427
2.394% due 11/20/2035 •	4,625	3,846
2.484% due 11/25/2047 ^•	1,391	1,197
2.870% due 11/25/2035 ^~	60	53
3.173% due 02/20/2047 ^•	867	670
3.203% due 07/20/2046 ^•	28	21
3.317% due 05/25/2036 ~	14	11
3.364% due 08/25/2037 •	373	336
3.434% due 11/25/2036 ~	4,172	3,545
3.444% due 11/25/2036 ~	35	39
3.444% due 05/25/2047 •	670	572
3.464% due 07/25/2046 ^•	46	44
3.464% due 09/25/2046 ^•	206	194
3.524% due 05/25/2035 ~	865	805
3.584% due 05/25/2035 ^•	1,527	1,354
3.584% due 06/25/2035 •	74	63
3.604% due 07/25/2035 ~	76	67
3.604% due 12/25/2035 •	504	447
3.623% due 08/25/2035 ~	127	116
3.638% due 06/25/2037 ^~	57	52
3.704% due 08/25/2035 ^•	85	73
3.704% due 10/25/2035 •	6	6
4.544% due 11/25/2035 •	669	611
5.500% due 11/25/2035	77	50
5.500% due 02/25/2036 ^	49	32
5.750% due 03/25/2037 ^•	88	53
5.750% due 07/25/2037 ^	14	9
5.750% due 04/25/2047 ^	100	62
6.000% due 12/25/2034	48	43
6.000% due 03/25/2036 ^	152	75
6.000% due 08/25/2036 ^~	48	30
6.000% due 08/25/2036 ^	467	296
6.000% due 02/25/2037 ^	396	189
6.000% due 04/25/2037 ^	61	37
6.000% due 04/25/2037	7,357	6,319
6.000% due 05/25/2037 ^	328	167
6.000% due 08/25/2037 ^•	338	183
6.250% due 11/25/2036 ^	63	47
6.500% due 05/25/2036 ^	1,288	711
6.500% due 12/25/2036 ^	62	30
6.500% due 08/25/2037 ^	354	160
11.319% due 07/25/2035 •	26	25
Countrywide Home Loan Mortgage Pass-Through Trust
2.713% due 04/25/2035 ^~	13	1
2.778% due 11/25/2034 ~	42	40

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2022 (Unaudited)

2.835% due 01/25/2036 ^~		31	29
2.971% due 10/20/2035 ~		2	2
3.124% due 05/20/2036 ^~		91	85
3.158% due 06/25/2034 ~		406	387
3.192% due 05/20/2036 ~		31	28
3.328% due 02/20/2036 ~		129	121
3.460% due 11/25/2037 ~		88	78
3.544% due 05/25/2035 •		49	41
3.608% due 08/25/2034 ~		2,142	2,094
3.624% due 02/25/2035 ~		8	8
3.704% due 03/25/2035 ~		158	144
3.764% due 03/25/2036 ~		122	69
3.824% due 02/25/2035 •		203	175
3.864% due 02/25/2035 •		172	148
4.084% due 08/25/2034 ^~		21	19
5.500% due 07/25/2037 ^		230	118
5.750% due 12/25/2035 ^		65	36
5.910% due 02/20/2036 ^~		11	9
6.000% due 02/25/2037 ^		223	119
6.000% due 03/25/2037 ^		81	42
6.000% due 07/25/2037		162	79
6.500% due 11/25/2036 ^		571	241
Countrywide Home Loan Reperforming REMIC Trust 6.000% due 03/25/2035 ^		39	36
Credit Suisse First Boston Mortgage Securities Corp.
2.424% due 03/25/2032 ~		7	7
4.234% due 09/25/2034 ^•		37	40
Credit Suisse Mortgage Capital Certificates
2.677% due 04/26/2038 ~		152	149
3.302% due 04/28/2037 ~		177	168
Credit Suisse Mortgage Capital Trust 1.796% due 12/27/2060 ~		3,662	3,423
Deephaven Residential Mortgage Trust 0.899% due 04/25/2066 ~		3,812	3,238
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 3.464% due 08/25/2047 •		198	180
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 3.384% due 04/25/2037 •		213	149
Deutsche Mortgage & Asset Receiving Corp. 3.021% due 11/27/2036 •		90	89
Downey Savings & Loan Association Mortgage Loan Trust 3.633% due 07/19/2045 ^~		4	0
Eurosail PLC 3.176% due 06/13/2045 •	GBP	2,328	2,577
First Horizon Alternative Mortgage Securities Trust
0.000% due 01/25/2036 ^~		$142	82
3.905% due 04/25/2036 ^~		61	53
First Horizon Mortgage Pass-Through Trust 4.211% due 11/25/2037 ^~		28	25
GMAC Mortgage Corp. Loan Trust 3.012% due 11/19/2035 ^~		83	77
GreenPoint Mortgage Funding Trust
3.484% due 05/25/2037 •		1,848	1,727
3.484% due 12/25/2046 ^~		202	186
GS Mortgage Securities Corp. 6.246% due 09/15/2027 •		2,600	2,610
GS Mortgage Securities Trust 3.722% due 10/10/2049 ~		5,000	4,270
GSC Capital Corp. Mortgage Trust 3.444% due 05/25/2036 ^~		70	66
GSR Mortgage Loan Trust
2.669% due 04/25/2035 ~		17	15
3.193% due 04/25/2035 ~		22	20
3.231% due 09/25/2035 ~		84	81
4.119% due 11/25/2035 ~		93	56
4.144% due 09/25/2035 ~		28	27
4.250% due 09/25/2034 ~		30	29
HarborView Mortgage Loan Trust
3.183% due 01/19/2038 ~		26	23
3.198% due 12/19/2036 ~		5,021	4,259
3.233% due 12/19/2036 ^~		3,056	2,835
3.243% due 01/19/2038 ^•		25	41
3.308% due 07/19/2045 ~		27	24
3.433% due 05/19/2035 •		1,244	1,130
3.493% due 01/19/2036 •		82	51
3.656% due 12/19/2035 ^~		78	46
3.673% due 01/19/2035 ~		20	19
3.701% due 12/19/2035 ^~		18	17
3.936% due 06/19/2036 ^~		139	70
HomeBanc Mortgage Trust 3.444% due 12/25/2036 ~		11	11
Impac Secured Assets Trust 3.384% due 11/25/2036 •		122	119
IndyMac IMSC Mortgage Loan Trust 3.444% due 07/25/2047 •		198	140

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2022 (Unaudited)

IndyMac INDA Mortgage Loan Trust 3.402% due 08/25/2036 ~	1,543	1,292
IndyMac INDB Mortgage Loan Trust 3.684% due 11/25/2035 ^•	132	82
IndyMac INDX Mortgage Loan Trust
2.822% due 06/25/2037 ^~	56	47
3.019% due 11/25/2035 ^~	90	80
3.047% due 10/25/2035 ~	512	424
3.075% due 06/25/2036 ~	783	692
3.104% due 06/25/2036 ~	3,793	2,801
3.190% due 08/25/2035 ~	553	459
3.229% due 09/25/2035 ^~	54	46
3.281% due 06/25/2035 ^~	22	20
3.464% due 09/25/2046 ~	82	72
3.644% due 03/25/2035 ~	34	33
InTown Mortgage Trust 5.334% due 08/15/2037 •	4,500	4,462
JP Morgan Alternative Loan Trust
2.772% due 12/25/2036 ~	5	5
2.993% due 06/27/2037 ~	1,572	1,202
3.404% due 10/25/2036 ~	3,248	2,954
JP Morgan Mortgage Trust
2.612% due 07/25/2035 ~	120	118
2.781% due 04/25/2035 ~	1	1
3.000% due 04/25/2052 ~	10,479	8,694
3.002% due 01/25/2037 ^~	9	8
3.039% due 04/25/2035 ~	6	6
3.168% due 06/25/2037 ^~	71	55
3.184% due 11/25/2035 ^~	44	37
3.186% due 11/25/2035 ^~	30	27
3.423% due 09/25/2034 ~	82	79
4.198% due 07/25/2035 ~	78	76
6.000% due 01/25/2036 ^	96	51
Lavender Trust 6.250% due 10/26/2036	221	121
Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ	2,019	1,849
1.875% due 10/25/2068 þ	6,180	5,532
Lehman Mortgage Trust
4.736% due 12/25/2035 ~	172	38
5.097% due 01/25/2036 ^~	50	49
6.000% due 07/25/2036 ^	56	30
Lehman XS Trust
3.354% due 02/25/2036 ~	4,356	3,885
3.464% due 11/25/2046 •	9,227	8,017
3.484% due 08/25/2046 ^~	32	31
3.544% due 04/25/2046 ^~	8	9
3.564% due 11/25/2046 ^~	9	9
Luminent Mortgage Trust
3.424% due 12/25/2036 •	445	394
3.484% due 10/25/2046 •	113	101
MASTR Adjustable Rate Mortgages Trust 3.564% due 05/25/2037 •	91	42
MASTR Reperforming Loan Trust
7.000% due 05/25/2035	759	556
8.000% due 07/25/2035	712	560
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 3.017% due 10/20/2029 •	19	18
Merrill Lynch Alternative Note Asset Trust
3.404% due 01/25/2037 ~	109	39
3.684% due 03/25/2037 •	775	235
6.000% due 05/25/2037 ^	130	103
Merrill Lynch Mortgage Investors Trust
2.734% due 02/25/2036 ~	20	20
2.887% due 11/25/2035 ~	28	27
3.544% due 04/25/2029 ~	15	14
3.744% due 09/25/2029 •	15	14
3.744% due 11/25/2029 •	33	30
3.835% due 07/25/2029 ~	13	13
6.250% due 10/25/2036	1,219	631
Morgan Stanley Capital Trust 2.509% due 04/05/2042 ~	5,000	3,901
Morgan Stanley Dean Witter Capital, Inc. Trust 2.561% due 03/25/2033 ~	32	29
Morgan Stanley Mortgage Loan Trust
2.720% due 07/25/2035 ~	1,260	1,120
3.315% due 06/25/2036 ~	33	32
3.404% due 01/25/2035 ~	17	15
6.000% due 10/25/2037 ^	67	41
Morgan Stanley Re-REMIC Trust
2.212% due 03/26/2037 þ	60	58
2.312% due 02/26/2037 •	109	102
5.500% due 10/26/2035 ~	5,968	4,102
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034 ^	317	275

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2022 (Unaudited)

New York Mortgage Trust 5.250% due 07/25/2062 «þ		4,506	4,299
Nomura Asset Acceptance Corp. Alternative Loan Trust 3.286% due 02/25/2036 ^~		286	240
Nomura Resecuritization Trust 6.500% due 10/26/2037		4,663	2,421
Preston Ridge Partners Mortgage LLC 3.720% due 02/25/2027 þ		2,669	2,497
Residential Accredit Loans, Inc. Trust
3.384% due 08/25/2035 •		$78	61
3.424% due 12/25/2036 •		200	192
3.425% due 02/25/2035 ^~		162	134
3.484% due 05/25/2047 •		62	56
3.504% due 06/25/2037 ~		59	55
3.584% due 08/25/2037 •		161	145
3.884% due 10/25/2045 •		58	51
5.117% due 02/25/2036 ^~		97	78
6.000% due 09/25/2035		676	587
6.000% due 06/25/2036		2,868	2,337
8.000% due 04/25/2036 ^~		72	63
Residential Asset Securitization Trust
6.000% due 06/25/2036		165	74
6.000% due 11/25/2036 ^		121	48
6.000% due 03/25/2037 ^		98	35
6.250% due 11/25/2036 ^		83	34
6.500% due 04/25/2037 ^		1,129	346
Residential Funding Mortgage Securities, Inc. Trust
3.688% due 03/25/2035 ^~		854	487
6.000% due 09/25/2036 ^		114	88
Stratton Mortgage Funding PLC 2.588% due 07/20/2060 •	GBP	13,329	14,740
Structured Adjustable Rate Mortgage Loan Trust
2.504% due 05/25/2035 ^•		$220	173
2.976% due 10/25/2034 ~		11	11
3.356% due 02/25/2036 ^~		170	139
3.404% due 10/25/2035 •		669	622
3.421% due 07/25/2037 ^~		4	2
3.469% due 10/25/2036 ^~		92	57
3.645% due 09/25/2036 ^~		1,748	1,378
3.819% due 06/25/2034 •		228	209
Structured Asset Mortgage Investments Trust
1.567% due 02/25/2036 ^~		382	333
3.264% due 09/25/2047 •		39	36
3.274% due 09/25/2047 •		574	526
3.344% due 03/25/2037 ~		81	28
3.464% due 06/25/2036 •		2,177	2,108
3.464% due 07/25/2046 ^•		332	255
3.484% due 05/25/2036 ~		481	401
3.504% due 09/25/2047 ^•		845	924
3.524% due 05/25/2046 •		698	216
3.604% due 05/25/2046 ^~		50	31
3.693% due 03/19/2034 ~		38	36
3.693% due 03/19/2034 •		110	102
3.693% due 02/19/2035 •		67	62
3.733% due 12/19/2033 ~		144	139
SunTrust Adjustable Rate Mortgage Loan Trust 2.112% due 02/25/2037 ^~		89	78
SunTrust Alternative Loan Trust 6.000% due 12/25/2035		216	192
TBW Mortgage-Backed Trust 5.965% due 07/25/2037 ~		2,962	989
Thornburg Mortgage Securities Trust
3.118% due 09/25/2037 ~		18	18
3.724% due 09/25/2043 •		111	107
3.824% due 09/25/2034 •		15	14
Verus Securitization Trust 1.824% due 11/25/2066 ~		4,195	3,604
Wachovia Mortgage Loan Trust LLC 2.497% due 10/20/2035 ~		11	10
WaMu Mortgage Pass-Through Certificates Trust
1.804% due 02/25/2047 ^•		1,283	1,105
1.854% due 06/25/2047 ^~		34	25
1.914% due 07/25/2047 ~		9,711	8,001
2.104% due 08/25/2046 •		605	578
2.304% due 11/25/2042 •		12	11
2.604% due 11/25/2046 ~		152	136
3.077% due 12/25/2036 ^~		80	71
3.342% due 12/25/2036 ^~		691	637
3.624% due 12/25/2045 •		3	3
3.682% due 08/25/2036 ^~		57	54
3.724% due 01/25/2045 ~		106	99
3.824% due 11/25/2034 •		99	91
3.864% due 10/25/2044 •		470	433
3.904% due 11/25/2045 •		115	104
4.064% due 11/25/2034 •		273	250
4.162% due 08/25/2033 ~		124	120

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2022 (Unaudited)

Washington Mutual Mortgage Pass-Through Certificates Trust
1.804% due 04/25/2047 ~		252	203
1.874% due 04/25/2047 ~		368	297
3.534% due 05/25/2035 ^•		232	199
4.050% due 09/25/2036 ^þ		128	39
Wells Fargo Alternative Loan Trust 3.589% due 07/25/2037 ^~		26	23
Wells Fargo Mortgage-Backed Securities Trust
4.363% due 10/25/2036 ^~		181	171
6.000% due 06/25/2037 ^		31	27

Total Non-Agency Mortgage-Backed Securities (Cost $242,444)			217,071

ASSET-BACKED SECURITIES 39.4%
Aames Mortgage Investment Trust
3.864% due 10/25/2035 •		127	125
4.284% due 06/25/2035 ~		214	213
AASET Trust
3.844% due 01/16/2038		1,496	985
3.967% due 05/16/2042		932	740
Accredited Mortgage Loan Trust
3.344% due 09/25/2036 •		3,440	3,368
3.804% due 09/25/2035 ~		98	97
ACE Securities Corp. Home Equity Loan Trust
3.194% due 12/25/2036 •		300	89
3.239% due 08/25/2036 ~		322	308
3.364% due 07/25/2036 •		111	92
3.684% due 02/25/2036 •		31	31
3.699% due 12/25/2035 •		2,000	1,907
3.744% due 11/25/2035 •		49	49
3.984% due 12/25/2034 •		111	102
4.014% due 02/25/2036 ^•		72	69
4.059% due 06/25/2034 •		369	339
4.059% due 07/25/2035 ~		18	18
Aegis Asset-Backed Securities Trust
3.729% due 12/25/2035 ~		200	191
3.784% due 03/25/2035 •		187	180
3.804% due 06/25/2035 •		168	161
4.084% due 03/25/2035 ^~		52	50
Ameriquest Mortgage Securities Trust 3.669% due 03/25/2036 •		47	47
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.789% due 11/25/2035 ~		77	75
3.864% due 09/25/2035 •		7,688	7,573
4.194% due 03/25/2035 ~		200	195
Amortizing Residential Collateral Trust 4.084% due 10/25/2034 ~		94	91
Argent Securities Trust
3.234% due 09/25/2036 •		770	268
3.464% due 03/25/2036 ~		286	162
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.544% due 01/25/2036 •		76	71
3.724% due 01/25/2036 •		3,102	2,816
Asset-Backed Funding Certificates Trust
3.194% due 01/25/2037 •		343	208
3.244% due 01/25/2037 •		216	131
3.304% due 01/25/2037 ~		130	79
3.364% due 11/25/2036 •		8,933	5,858
4.084% due 06/25/2037 ~		150	124
Asset-Backed Securities Corp. Home Equity Loan Trust
3.304% due 12/25/2036 •		6,300	5,670
3.984% due 06/25/2035 ~		95	94
Aurium CLO DAC 0.672% due 04/16/2030 •	EUR	5,282	5,025
Bear Stearns Asset-Backed Securities Trust
3.314% due 02/25/2037 •		$11,884	11,036
3.353% due 07/25/2036 ~		63	63
3.424% due 05/25/2036 ^•		8	8
3.436% due 10/25/2036 ~		33	20
3.624% due 06/25/2036 •		30	30
3.729% due 12/25/2035 ~		39	39
3.759% due 08/25/2036 •		79	79
3.819% due 09/25/2035 ~		3,808	3,794
3.884% due 09/25/2046 •		87	81
3.909% due 06/25/2036 ~		24	24
3.984% due 03/25/2034 •		1,927	1,865
4.044% due 04/25/2035 ~		1	1
4.134% due 11/25/2035 ^•		96	88
4.134% due 08/25/2037 •		4,972	4,496
4.264% due 06/25/2043 ~		775	738
4.284% due 06/25/2036 ~		600	574
4.334% due 08/25/2037 •		35	35
13.360% due 03/25/2036 ^•		183	114
BPCRE Holder LLC 5.418% due 01/16/2037 •		1,500	1,474

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2022 (Unaudited)

BSPRT Issuer Ltd. 5.141% due 07/15/2039 •		7,000	6,903
Carlyle Euro CLO DAC 0.951% due 08/15/2030 •	EUR	1,097	1,051
Carrington Mortgage Loan Trust
3.304% due 01/25/2037 •		$1,200	844
3.344% due 02/25/2037 •		4,053	3,777
4.134% due 05/25/2035 •		300	287
Cendant Mortgage Corp. 6.000% due 07/25/2043 ~		10	9
CIT Mortgage Loan Trust 4.584% due 10/25/2037 •		6,000	5,610
Citigroup Mortgage Loan Trust
3.254% due 05/25/2037 ~		11,891	10,777
3.484% due 11/25/2046 •		108	105
3.759% due 11/25/2045 ~		16	16
3.819% due 09/25/2035 ^~		516	512
4.764% due 07/25/2035 ~		1,000	917
6.851% due 05/25/2036 ^þ		133	51
CLNC Ltd. 4.383% due 08/20/2035 •		10,233	10,095
Conseco Finance Corp. 7.060% due 02/01/2031 ~		334	304
Countrywide Asset-Backed Certificates
3.584% due 03/25/2036 •		1,556	1,566
3.584% due 01/25/2046 ^~		3,913	3,679
3.984% due 03/25/2047 ^•		58	49
Countrywide Asset-Backed Certificates Trust
3.224% due 06/25/2035 •		7,464	6,915
3.224% due 07/25/2037 ^•		872	855
3.234% due 09/25/2046 •		1,034	1,027
3.284% due 09/25/2037 ~		2,851	2,455
3.284% due 06/25/2047 ^~		12,422	11,044
3.304% due 09/25/2037 ^•		286	291
3.304% due 09/25/2047 ^•		697	669
3.314% due 10/25/2047 •		109	107
3.334% due 06/25/2047 ~		186	178
3.344% due 04/25/2046 •		3,527	3,199
3.364% due 02/25/2037 •		6,291	5,872
3.384% due 01/25/2037 ~		1,137	1,124
3.384% due 03/25/2047 ^•		64	62
3.385% due 04/25/2035 ~		90	89
3.404% due 05/25/2036 •		43	50
3.484% due 08/25/2036 •		1,124	1,118
3.684% due 06/25/2036 •		94	93
3.759% due 03/25/2036 ~		1,186	1,167
3.774% due 05/25/2036 •		69	68
3.804% due 07/25/2034 •		43	42
3.819% due 02/25/2036 ~		3	3
3.884% due 08/25/2047 •		235	234
3.984% due 10/25/2034 •		43	42
4.059% due 02/25/2034 •		19	19
4.179% due 07/25/2035 •		564	561
4.345% due 10/25/2046 ^~		10,191	9,977
4.584% due 02/25/2035 ~		185	183
Credit-Based Asset Servicing & Securitization LLC
1.744% due 07/25/2037 ~		9	6
1.844% due 07/25/2037 ~		188	130
Delta Funding Home Equity Loan Trust 3.458% due 08/15/2030 ~		30	28
Dryden Euro CLO DAC 0.660% due 04/15/2033 ~	EUR	10,100	9,568
ECMC Group Student Loan Trust 3.834% due 02/27/2068 •		$5,608	5,489
EMC Mortgage Loan Trust 3.824% due 05/25/2040 •		8	7
First Franklin Mortgage Loan Trust
3.364% due 12/25/2036 •		224	106
3.404% due 04/25/2036 •		141	137
3.564% due 04/25/2036 •		400	360
3.564% due 08/25/2036 ~		126	119
3.804% due 10/25/2035 ~		9	9
3.804% due 11/25/2035 ~		109	102
3.954% due 09/25/2034 •		18	18
4.029% due 03/25/2035 •		60	59
4.269% due 12/25/2034 •		886	853
4.284% due 01/25/2035 •		93	92
4.509% due 10/25/2034 •		344	336
First NLC Trust
2.247% due 05/25/2035 ~		718	614
3.154% due 08/25/2037 ~		45	25
FIRSTPLUS Home Loan Owner Trust 7.320% due 11/10/2023 ^		6	0
Fremont Home Loan Trust
3.234% due 01/25/2037 •		219	101
3.244% due 08/25/2036 •		189	68

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2022 (Unaudited)

3.424% due 02/25/2036 •		35	34
3.424% due 02/25/2037 •		726	274
3.624% due 02/25/2036 •		300	263
3.624% due 04/25/2036 •		2,925	2,572
3.819% due 07/25/2035 ~		329	328
3.874% due 12/25/2029 •		6	5
Galaxy CLO Ltd. 3.482% due 10/15/2030 •		3,200	3,147
Gallatin CLO Ltd. 3.602% due 07/15/2031 ~		5,030	4,928
GSAA Home Equity Trust 3.324% due 04/25/2047 •		78	74
GSAMP Trust
3.174% due 01/25/2037 •		2,222	1,387
3.204% due 12/25/2036 •		1,620	847
3.224% due 12/25/2036 •		6,937	3,873
3.224% due 01/25/2037 ~		40,175	24,967
3.234% due 12/25/2046 ~		477	250
3.284% due 11/25/2036 •		414	206
3.314% due 12/25/2046 ~		143	75
3.384% due 09/25/2036 •		2,869	1,130
3.404% due 05/25/2046 ~		1	1
3.564% due 06/25/2036 •		204	123
3.624% due 04/25/2036 ~		252	171
4.734% due 10/25/2034 ~		14	13
Home Equity Asset Trust 4.179% due 05/25/2035 •		79	78
Home Equity Loan Trust
3.314% due 04/25/2037 ~		602	583
3.424% due 04/25/2037 ~		500	437
Home Equity Mortgage Loan Asset-Backed Trust
3.224% due 11/25/2036 ~		279	252
3.244% due 11/25/2036 ~		237	204
3.404% due 04/25/2037 •		221	193
HSI Asset Securitization Corp. Trust
3.304% due 12/25/2036 •		201	56
3.424% due 12/25/2036 •		914	253
3.524% due 12/25/2036 ~		610	169
3.864% due 11/25/2035 •		3,199	3,058
Invesco Euro CLO DAC 0.650% due 07/15/2031 •	EUR	900	856
IXIS Real Estate Capital Trust 3.714% due 02/25/2036 •		$18	19
JP Morgan Mortgage Acquisition Trust
3.344% due 03/25/2037 •		132	129
3.344% due 06/25/2037 •		62	62
3.364% due 01/25/2037 •		611	608
3.489% due 05/25/2036 •		34	34
3.489% due 07/25/2036 •		168	164
6.337% due 08/25/2036 ^þ		93	62
KKR CLO Ltd. 3.462% due 07/15/2030 ~		16,050	15,860
LCM LP 3.710% due 07/20/2030 •		12,900	12,691
Lehman ABS Mortgage Loan Trust
3.174% due 06/25/2037 •		163	116
3.284% due 06/25/2037 •		131	94
Lehman XS Trust 3.254% due 02/25/2037 ^•		988	875
LoanCore Issuer Ltd. 3.948% due 05/15/2028 •		131	129
Long Beach Mortgage Loan Trust
3.729% due 11/25/2035 •		78	78
3.924% due 07/25/2031 ~		7	7
4.134% due 06/25/2035 ~		380	370
4.359% due 02/25/2035 •		9,722	9,536
4.509% due 03/25/2032 •		139	137
MACH Cayman Ltd. 3.474% due 10/15/2039		1,726	1,520
Mackay Shields EURO CLO DAC 0.977% due 10/20/2032 ~	EUR	1,900	1,795
Madison Park Euro Funding DAC 0.800% due 07/15/2032 ~		5,700	5,365
Magnetite Ltd. 3.785% due 11/15/2028 •		$5,099	4,990
Man GLG Euro CLO 0.810% due 10/15/2032 ~	EUR	9,297	8,867
MAPS Ltd. 4.212% due 05/15/2043		$2,873	2,564
MASTR Asset-Backed Securities Trust
3.304% due 08/25/2036 •		148	63
3.304% due 11/25/2036 ~		3,804	2,358
3.384% due 08/25/2036 ~		245	104
3.444% due 02/25/2036 ~		309	132
3.564% due 06/25/2036 ~		132	55
3.564% due 08/25/2036 •		147	62

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2022 (Unaudited)

3.584% due 11/25/2035 •	8,086	5,134
3.654% due 01/25/2036 ~	157	154
3.834% due 12/25/2034 ^•	13	12
3.834% due 10/25/2035 ^•	205	191
Merrill Lynch Mortgage Investors Trust
3.534% due 02/25/2047 •	872	540
3.564% due 08/25/2037 ~	706	388
3.804% due 05/25/2036 ~	79	78
MESA Trust 3.884% due 12/25/2031 ~	87	87
METAL LLC 4.581% due 10/15/2042	3,307	2,047
MidOcean Credit CLO 4.034% due 02/20/2031 •	4,000	3,919
Morgan Stanley ABS Capital, Inc. Trust
3.154% due 10/25/2036 •	74	37
3.194% due 10/25/2036 •	609	339
3.224% due 10/25/2036 •	2,213	1,097
3.224% due 11/25/2036 •	197	102
3.234% due 10/25/2036 •	179	100
3.234% due 11/25/2036 •	983	612
3.264% due 03/25/2037 •	330	155
3.284% due 02/25/2037 •	113	64
3.304% due 11/25/2036 •	1,184	614
3.334% due 03/25/2037 •	330	155
3.384% due 06/25/2036 •	543	423
3.384% due 09/25/2036 ~	333	131
3.684% due 12/25/2035 ~	10,000	9,258
3.704% due 12/25/2035 •	156	153
3.984% due 05/25/2034 •	72	66
4.074% due 06/25/2035 ~	274	270
4.134% due 04/25/2035 •	200	189
4.334% due 07/25/2037 ~	400	340
Morgan Stanley Capital, Inc. Trust 3.664% due 01/25/2036 •	580	559
Morgan Stanley Dean Witter Capital, Inc. Trust 4.434% due 02/25/2033 ~	325	317
Morgan Stanley Home Equity Loan Trust
3.254% due 04/25/2037 ~	488	275
3.314% due 04/25/2037 ~	163	93
3.404% due 04/25/2036 •	84	62
Morgan Stanley Mortgage Loan Trust
3.544% due 02/25/2037 ~	106	31
3.804% due 04/25/2037 •	212	72
4.845% due 11/25/2036 ^•	231	98
6.465% due 09/25/2046 ^þ	301	123
New Century Home Equity Loan Trust 4.059% due 10/25/2033 •	1,057	1,009
Newcastle Mortgage Securities Trust
3.314% due 04/25/2037 •	1,632	1,602
3.424% due 04/25/2037 ~	4,292	3,916
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
3.699% due 02/25/2036 •	12	12
6.032% due 10/25/2036 ^þ	149	40
NovaStar Mortgage Funding Trust
3.384% due 06/25/2036 •	86	68
3.789% due 01/25/2036 ~	2,836	2,812
Option One Mortgage Loan Trust
3.224% due 01/25/2037 ~	53	33
3.254% due 05/25/2037 •	10,211	5,855
3.304% due 01/25/2037 ~	211	131
3.414% due 04/25/2037 ~	101	51
3.624% due 01/25/2036 •	300	273
3.849% due 08/25/2035 ~	400	382
Option One Mortgage Loan Trust Asset-Backed Certificates 3.774% due 11/25/2035 •	2,102	2,032
Ownit Mortgage Loan Trust 3.984% due 10/25/2036 ^~	136	126
Park Place Securities, Inc. 3.819% due 09/25/2035 ~	200	196
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.819% due 08/25/2035 ~	200	192
3.819% due 09/25/2035 •	336	326
3.879% due 07/25/2035 •	132	130
3.909% due 07/25/2035 ~	950	900
4.029% due 06/25/2035 ~	44	44
4.134% due 10/25/2034 •	340	334
4.209% due 03/25/2035 ~	341	334
4.329% due 01/25/2036 •	101	100
4.884% due 12/25/2034 •	4,191	4,086
People's Financial Realty Mortgage Securities Trust 3.224% due 09/25/2036 •	358	108
Popular ABS Mortgage Pass-Through Trust
3.344% due 11/25/2036 •	38	38
3.669% due 02/25/2036 ~	94	93

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2022 (Unaudited)

PRET LLC
1.744% due 07/25/2051 þ		1,936	1,783
2.240% due 09/27/2060 þ		1,709	1,626
Purple Finance CLO DAC 0.945% due 01/25/2031 ~	EUR	1,852	1,781
RAAC Trust
3.434% due 11/25/2046 •		$346	326
3.684% due 06/25/2044 •		28	23
3.684% due 09/25/2045 •		1,298	1,267
4.284% due 10/25/2045 ~		44	44
4.584% due 09/25/2047 •		485	471
Renaissance Home Equity Loan Trust
5.545% due 01/25/2037 þ		7,356	2,889
5.608% due 05/25/2036 þ		9,602	5,086
5.812% due 11/25/2036 þ		513	215
6.254% due 08/25/2036 þ		9,184	4,094
7.238% due 09/25/2037 ^þ		217	104
Residential Asset Mortgage Products Trust
3.644% due 09/25/2036 ~		85	80
3.684% due 05/25/2036 ^~		667	603
3.724% due 01/25/2036 •		448	420
3.774% due 10/25/2035 •		57	56
Residential Asset Securities Corp. Trust
3.244% due 11/25/2036 ^~		0	1
3.324% due 09/25/2036 •		27	27
3.344% due 11/25/2036 •		262	238
3.424% due 11/25/2036 •		308	288
3.424% due 04/25/2037 ~		1,399	1,330
3.504% due 06/25/2036 ~		126	126
3.714% due 10/25/2035 •		37	37
3.714% due 12/25/2035 ~		104	103
3.729% due 03/25/2035 ~		60	60
3.744% due 11/25/2035 •		45	45
3.744% due 12/25/2035 ~		110	97
3.774% due 11/25/2035 ~		136	134
3.924% due 12/25/2034 •		7	7
Salomon Mortgage Loan Trust 3.984% due 11/25/2033 •		19	19
Securitized Asset-Backed Receivables LLC Trust
2.885% due 01/25/2036 ^þ		45	37
3.264% due 07/25/2036 •		195	77
3.364% due 05/25/2036 •		4,293	2,434
3.404% due 07/25/2036 ~		191	75
3.564% due 07/25/2036 •		655	257
3.584% due 05/25/2036 ~		892	506
3.624% due 03/25/2036 ~		117	104
3.744% due 08/25/2035 ^•		117	88
3.759% due 01/25/2035 ~		20	19
4.044% due 01/25/2036 ^•		36	34
SG Mortgage Securities Trust
3.404% due 07/25/2036 •		28,211	6,565
3.759% due 10/25/2035 •		637	626
SLM Private Education Loan Trust 7.568% due 10/15/2041 ~		2,235	2,412
SLM Student Loan Trust
4.283% due 04/25/2023 •		1,873	1,860
4.283% due 04/25/2023 ~		887	886
Sound Point CLO Ltd. 3.920% due 07/20/2032 •		5,900	5,790
Soundview Home Loan Trust
3.164% due 06/25/2037 ~		41	29
3.194% due 02/25/2037 •		283	80
3.264% due 02/25/2037 ~		397	114
3.264% due 07/25/2037 •		1,550	1,413
3.584% due 06/25/2036 ~		8,440	8,267
3.609% due 03/25/2036 ~		177	175
4.034% due 10/25/2037 •		244	184
South Carolina Student Loan Corp. 4.082% due 09/03/2024 ~		45	45
Specialty Underwriting & Residential Finance Trust
3.354% due 04/25/2037 •		130	96
3.384% due 09/25/2037 ~		8,269	5,944
3.384% due 11/25/2037 ~		672	422
3.684% due 12/25/2036 ~		1,367	1,284
4.059% due 12/25/2035 •		116	113
Starwood Commercial Mortgage Trust 4.116% due 07/15/2038 ~		5,219	5,196
Structured Asset Investment Loan Trust
3.234% due 09/25/2036 •		55	54
3.464% due 03/25/2036 •		167	163
3.684% due 01/25/2036 •		110	108
3.984% due 05/25/2035 •		480	472
4.014% due 09/25/2034 ~		486	479
4.209% due 07/25/2033 ~		23	23
4.359% due 12/25/2034 •		1,138	1,100

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2022 (Unaudited)

Structured Asset Securities Corp. Mortgage Loan Trust
3.219% due 07/25/2036 •	1,828	1,799
3.234% due 09/25/2036 •	53	52
3.314% due 01/25/2037 •	1,917	1,275
3.334% due 09/25/2036 •	16	16
3.424% due 12/25/2036 ~	64	62
3.504% due 02/25/2037 •	294	286
3.984% due 08/25/2037 •	42	41
4.084% due 08/25/2037 •	181	179
Structured Asset Securities Corp. Trust 3.774% due 09/25/2035 ~	425	406
Towd Point Mortgage Trust 3.750% due 02/25/2059 ~	7,598	7,249
TPG Real Estate Finance Issuer Ltd. 4.139% due 03/15/2038 •	12,600	12,301
Vertical Bridge Holdings LLC
2.636% due 09/15/2050	7,000	6,317
3.706% due 02/15/2057	1,400	1,159
Vibrant CLO Ltd. 3.750% due 09/15/2030 •	14,000	13,762
WaMu Asset-Backed Certificates WaMu Trust
3.309% due 05/25/2037 •	6,504	6,027
3.324% due 05/25/2037 •	1,089	945
WAVE LLC 3.597% due 09/15/2044	2,081	1,657
Wells Fargo Home Equity Asset-Backed Securities Trust
3.579% due 05/25/2036 ~	176	175
4.659% due 02/25/2035 ~	21	21
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 3.684% due 04/25/2034 •	108	102

Total Asset-Backed Securities (Cost $505,472)		472,286

	SHARES
PREFERRED SECURITIES 2.2%
BANKING & FINANCE 1.4%
American AgCredit Corp. 5.250% due 06/15/2026 •(c)	6,000,000	5,405
CaixaBank SA 6.750% due 06/13/2024 •(c)(d)	200,000	181
Capital One Financial Corp. 3.950% due 09/01/2026 •(c)	7,000,000	5,561
Charles Schwab Corp. 5.000% due 12/01/2027 •(c)	4,200,000	3,392
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(c)	1,700,000	1,572

		16,111

INDUSTRIALS 0.8%
General Electric Co. 6.623% (US0003M + 3.330%) due 12/15/2022 ~(c)	10,500,000	9,874

Total Preferred Securities (Cost $29,122)		25,985

SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (f) 1.0%		11,738

Total Short-Term Instruments (Cost $11,738)		11,738

Total Investments in Securities (Cost $1,639,643)		1,488,918

	SHARES
INVESTMENTS IN AFFILIATES 0.6%
SHORT-TERM INSTRUMENTS 0.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%
PIMCO Short-Term Floating NAV Portfolio III	778,629	7,560

Total Short-Term Instruments (Cost $7,563)		7,560

Total Investments in Affiliates (Cost $7,563)		7,560

Total Investments 124.8% (Cost $1,647,206)		$1,496,478
Financial Derivative Instruments (g)(h) 0.2%(Cost or Premiums, net $599)		3,089

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2022 (Unaudited)

Other Assets and Liabilities, net (25.0)%	(300,042)

Net Assets 100.0%	$1,199,525

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Zero coupon security.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	3.785%	03/17/2033	03/10/2022	$5,000	$4,198	0.35%
Morgan Stanley	0.000	04/02/2032	02/11/2022	6,948	4,519	0.38

$11,948	$8,717	0.73%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$11,738	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	$(11,973)	$11,738	$11,738

Total Repurchase Agreements	$(11,973)	$11,738	$11,738

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (11.9)%
Uniform Mortgage-Backed Security, TBA	2.500%	11/01/2052	$4,000	$(3,391)	$(3,349)
Uniform Mortgage-Backed Security, TBA	4.000	10/01/2052	149,800	(148,589)	(139,039)

Total Short Sales (11.9)%	$(151,980)	$(142,388)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(75,249) at a weighted average interest rate of 0.056%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Ultra December Futures	12/2022	325	$38,507	$(2,552)	$0	$(162)

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2022 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note December Futures	12/2022	230	$(25,774)	$1,324	$90	$0

Total Futures Contracts	$(1,228)	$90	$(162)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2026	1.317%	$7,000	$113	$(194)	$(81)	$0	$(2)
Boeing Co.	1.000	Quarterly	06/20/2023	1.053	7,100	25	(25)	0	2	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.957	2,100	(10)	(64)	(74)	3	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.652	2,650	(19)	31	12	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.790	1,550	(2)	8	6	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.865	600	(9)	11	2	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	1.259	200	2	(4)	(2)	0	0
Lennar Corp.	5.000	Quarterly	12/20/2025	1.528	1,200	227	(102)	125	2	0
Southwest Airlines Co.	1.000	Quarterly	12/20/2026	1.224	500	(2)	(2)	(4)	0	0
Telefonica Emisiones SAU	1.000	Quarterly	06/20/2028	1.501	EUR	2,600	6	(70)	(64)	0	(8)

$331	$(411)	$(80)	$7	$(10)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

iTraxx Asia Ex-Japan 38 5-Year Index	1.000%	Quarterly	12/20/2027	$2,600	$(90)	$(3)	$(93)	$8	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	3-Month CAD-Bank Bill	0.980%	Semi-Annual	02/26/2024	CAD	232,400	$217	$(8,316)	$(8,099)	$0	$(39)
Pay	3-Month CAD-Bank Bill	0.880	Semi-Annual	03/03/2024	107,000	6	(3,861)	(3,855)	0	(21)
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	55,000	157	(2,895)	(2,738)	0	(12)

$380	$(15,072)	$(14,692)	$0	$(72)

Total Swap Agreements	$621	$(15,486)	$(14,865)	$15	$(82)

Cash of $18,122 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	11/2022	CAD	1,275	$989	$66	$0
11/2022	NOK	2,660	275	31	0
11/2022	$11,045	CAD	15,111	0	(106)
12/2022	ILS	1,819	$539	26	0
BPS	10/2022	$1,067	EUR	1,067	0	(22)
10/2022	3,135	GBP	2,901	104	0
11/2022	CAD	3,033	$2,352	157	0
CBK	10/2022	$2,029	GBP	1,754	0	(70)
11/2022	CAD	930	$700	27	0
12/2022	$27	PEN	112	1	0
DUB	10/2022	MXN	12,379	$594	0	(18)
JPM	11/2022	INR	18,074	225	4	0
12/2022	$98	KRW	131,281	0	(6)
MBC	10/2022	541	SGD	759	0	(12)
MYI	10/2022	59,779	EUR	61,960	945	0
10/2022	21,266	GBP	19,645	669	0
11/2022	EUR	61,960	$59,902	0	(944)
11/2022	GBP	19,645	21,278	0	(670)
SCX	11/2022	CAD	2,379	1,852	129	0
12/2022	$133	KRW	176,728	0	(9)
SOG	10/2022	EUR	63,027	$63,426	1,657	0
11/2022	CHF	134	142	5	0
TOR	11/2022	CAD	2,975	2,311	157	0
UAG	10/2022	GBP	24,300	28,274	1,141	0

Total Forward Foreign Currency Contracts	$5,119	$(1,857)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Mexico Government International Bond	1.000%	Quarterly	12/20/2024	1.196%	$200	$(2)	$1	$0	$(1)
Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.946	200	(8)	(1)	0	(9)
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.196	200	(2)	1	0	(1)
Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.663	300	1	(8)	0	(7)
Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.820	100	0	(3)	0	(3)
Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.946	300	(11)	(2)	0	(13)

Total Swap Agreements	$(22)	$(12)	$0	$(34)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2022 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$8,647	$8,647
Corporate Bonds & Notes
Banking & Finance	0	253,035	0	253,035
Industrials	0	99,861	0	99,861
Utilities	0	32,088	0	32,088
Municipal Bonds & Notes
California	0	20,349	0	20,349
Illinois	0	1,159	0	1,159
New Jersey	0	4,088	0	4,088
New York	0	5,275	0	5,275
Ohio	0	1,050	0	1,050
Oklahoma	0	4,572	0	4,572
Pennsylvania	0	652	0	652
Virginia	0	3,394	0	3,394
U.S. Government Agencies	0	309,759	0	309,759
U.S. Treasury Obligations	0	17,909	0	17,909
Non-Agency Mortgage-Backed Securities	0	212,772	4,299	217,071
Asset-Backed Securities	0	472,286	0	472,286
Preferred Securities
Banking & Finance	0	16,111	0	16,111
Industrials	0	9,874	0	9,874
Short-Term Instruments
Repurchase Agreements	0	11,738	0	11,738

$0	$1,475,972	$12,946	$1,488,918
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,560	$0	$0	$7,560

Total Investments	$7,560	$1,475,972	$12,946	$1,496,478

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(142,388)	$0	$(142,388)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	105	0	105
Over the counter	0	5,119	0	5,119

$0	$5,224	$0	$5,224
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(244)	0	(244)
Over the counter	0	(1,891)	0	(1,891)

$0	$(2,135)	$0	$(2,135)

Total Financial Derivative Instruments	$0	$3,089	$0	$3,089

Totals	$7,560	$1,336,673	$12,946	$1,357,179

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2022:
Category and Subcategory	Beginning Balance at 12/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$10,182	$0	$(708)	$1	$1	$(829)	$0	$0	$8,647	$(832)
Non-Agency Mortgage-Backed Securities	0	4,462	(94)	0	3	(72)	0	0	4,299	(72)

Totals	$10,182	$4,462	$(802)	$1	$4	$(901)	$0	$0	$12,946	$(904)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2022	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$8,647	Indicative Market Quotation	Discount Rate	5.480	—
Non-Agency Mortgage-Backed Securities	4,299	Proxy Pricing	Base Price	96.000	—

Total	$12,946

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Fixed Income SHares: Series R	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 153.9% ¤
CORPORATE BONDS & NOTES 7.9%
BANKING & FINANCE 7.9%
ING Bank NV 2.625% due 12/05/2022		$400	$399
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	2,862	260
1.500% due 10/01/2053		3,660	341
NatWest Group PLC
4.519% due 06/25/2024 •		$200	198
5.191% (US0003M + 1.550%) due 06/25/2024 ~		300	299
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	3,663	333
1.000% due 10/01/2053		1,856	167
1.500% due 10/01/2053		3,658	345
2.000% due 10/01/2053		500	50
Nykredit Realkredit AS
1.000% due 10/01/2050		23,560	2,139
1.000% due 10/01/2053		3,230	287
1.500% due 10/01/2053		41,136	3,833
2.000% due 10/01/2053		5,893	562
2.500% due 10/01/2047		17	2
3.000% due 10/01/2053		5,279	588
Realkredit Danmark AS
1.000% due 10/01/2050		11,223	1,019
1.000% due 10/01/2053		1,465	131
1.500% due 10/01/2050		39,353	3,683
1.500% due 10/01/2053		22,260	2,034
2.000% due 10/01/2053		1,697	161
2.500% due 04/01/2047		12	1
3.000% due 10/01/2053		4,689	522
UniCredit SpA 7.830% due 12/04/2023		$600	605

Total Corporate Bonds & Notes (Cost $28,563)			17,959

U.S. GOVERNMENT AGENCIES 5.3%
Fannie Mae
2.059% due 10/01/2044 •		2	2
3.529% due 02/25/2037 •		10	10
Freddie Mac
3.491% due 09/01/2036 •		9	9
3.567% due 07/01/2036 •		25	25
Ginnie Mae 3.858% due 08/20/2068 •		303	294
Uniform Mortgage-Backed Security 3.500% due 12/01/2045		8	8
Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2052 - 11/01/2052		2,200	1,915
4.000% due 10/01/2052		9,200	8,539
4.500% due 10/01/2052		1,300	1,239

Total U.S. Government Agencies (Cost $12,763)			12,041

U.S. TREASURY OBLIGATIONS 125.6%
U.S. Treasury Inflation Protected Securities
0.125% due 10/15/2024 (c)		4,504	4,332
0.125% due 10/15/2025 (c)(h)		799	755
0.125% due 04/15/2026 (c)		6,485	6,058
0.125% due 07/15/2026 (c)		4,684	4,381
0.125% due 10/15/2026 (c)		9,324	8,689
0.125% due 04/15/2027 (c)		5,142	4,743
0.125% due 01/15/2030 (e)		18,344	16,229
0.125% due 07/15/2030 (c)		1,964	1,731
0.125% due 01/15/2031 (c)		7,660	6,697
0.125% due 07/15/2031 (c)		48,052	41,933
0.125% due 01/15/2032 (c)		19,024	16,462
0.125% due 02/15/2051 (c)		6,373	4,010
0.125% due 02/15/2052 (c)		4,044	2,563
0.250% due 01/15/2025 (c)		10,257	9,818
0.250% due 07/15/2029 (c)		8,688	7,839
0.250% due 02/15/2050 (c)(e)(h)		4,091	2,688
0.375% due 07/15/2025 (c)		5,217	4,987

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2022 (Unaudited)

0.375% due 01/15/2027 (c)(h)		368	344
0.375% due 07/15/2027 (c)		9,738	9,089
0.500% due 04/15/2024 (c)		7,401	7,192
0.500% due 01/15/2028 (c)		4,612	4,283
0.625% due 01/15/2026 (c)		6,783	6,476
0.625% due 07/15/2032 (c)		15,092	13,705
0.625% due 02/15/2043 (c)		3,634	2,799
0.750% due 07/15/2028 (c)		15,580	14,648
0.750% due 02/15/2042 (c)		2,740	2,207
0.750% due 02/15/2045 (c)		16,696	12,899
0.875% due 01/15/2029 (c)		18,070	17,002
0.875% due 02/15/2047 (c)		5,947	4,672
1.000% due 02/15/2046 (c)		9,365	7,607
1.000% due 02/15/2048 (c)(e)		1,545	1,255
1.000% due 02/15/2049 (c)		3,214	2,623
1.375% due 02/15/2044 (c)		2,110	1,881
1.750% due 01/15/2028 (c)		14,079	13,947
2.000% due 01/15/2026 (c)		2,259	2,252
2.125% due 02/15/2040 (c)(e)		1,590	1,657
2.125% due 02/15/2041 (c)		7,130	7,365
2.500% due 01/15/2029 (c)		3,614	3,742
3.375% due 04/15/2032 (c)(h)		426	486
3.625% due 04/15/2028 (c)		2,400	2,609

Total U.S. Treasury Obligations (Cost $339,954)			284,655

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
Banc of America Funding Trust 3.131% due 01/20/2047 ~		369	327
Countrywide Alternative Loan Trust 3.188% due 12/20/2046 ^•		586	483
Grifonas Finance PLC 1.264% due 08/28/2039 •	EUR	87	79
GSR Mortgage Loan Trust 3.231% due 09/25/2035 ~		$8	8
HarborView Mortgage Loan Trust 3.893% due 06/20/2035 ~		238	220
IndyMac INDX Mortgage Loan Trust 3.924% due 05/25/2034 •		600	541
MortgageIT Mortgage Loan Trust 4.089% due 12/25/2034 •		8	7
Residential Accredit Loans, Inc. Trust 3.444% due 06/25/2046 •		198	48
Towd Point Mortgage Funding 3.186% (SONIO/N + 1.200%) due 02/20/2054 ~	GBP	496	548

Total Non-Agency Mortgage-Backed Securities (Cost $2,374)			2,261

ASSET-BACKED SECURITIES 1.7%
Asset-Backed Funding Certificates Trust 3.684% due 10/25/2034 ~		$13	13
Atlas Senior Loan Fund Ltd. 3.890% due 01/16/2030 ~		389	385
CIT Mortgage Loan Trust 4.434% due 10/25/2037 •		115	114
Citigroup Mortgage Loan Trust
3.164% due 01/25/2037 •		143	110
3.374% due 09/25/2036 •		293	286
3.774% due 10/25/2035 ^•		500	457
Home Equity Asset Trust 3.939% due 08/25/2034 •		37	36
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	151	146
Massachusetts Educational Financing Authority 3.733% due 04/25/2038 •		$25	24
Morgan Stanley ABS Capital, Inc. Trust 3.744% due 01/25/2035 •		263	254
Mountain View CLO Ltd. 3.275% due 10/13/2027 ~		46	46
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 3.849% due 05/25/2035 •		1,300	1,268
Saxon Asset Securities Trust 1.951% due 05/25/2035 ~		36	35
Sound Point CLO Ltd.
3.683% due 01/23/2029 ~		326	323
3.773% due 01/23/2029 •		234	233
Structured Asset Securities Corp. Mortgage Loan Trust 4.084% due 08/25/2037 •		14	13

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2022 (Unaudited)

Venture CLO Ltd. 3.392% due 07/15/2027 •		52	52

Total Asset-Backed Securities (Cost $3,692)			3,795

SOVEREIGN ISSUES 11.8%
Australia Government International Bond 3.000% due 09/20/2025 (c)	AUD	1,150	771
Canada Government Real Return Bond 4.250% due 12/01/2026 (c)	CAD	1,046	840
France Government International Bond
0.100% due 03/01/2026 (c)	EUR	2,556	2,551
0.100% due 07/25/2031 (c)		1,002	967
0.100% due 07/25/2038 (c)		1,640	1,464
0.250% due 07/25/2024 (c)		3,554	3,598
2.100% due 07/25/2023 (c)		370	373
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)		451	387
1.400% due 05/26/2025 (c)		9,422	9,220
Japan Government International Bond
0.005% due 03/10/2031 (c)	JPY	51,595	379
0.100% due 03/10/2028 (c)		159,542	1,159
0.100% due 03/10/2029 (c)		258,236	1,882
Mexico Government International Bond 7.750% due 05/29/2031	MXN	8,021	354
New Zealand Government International Bond
2.000% due 09/20/2025 (c)	NZD	365	206
3.000% due 09/20/2030 (c)		1,447	849
Peru Government International Bond 5.940% due 02/12/2029	PEN	700	155
Qatar Government International Bond 3.875% due 04/23/2023		$300	299
United Kingdom Gilt 0.125% due 03/22/2024 (c)	GBP	991	1,130

Total Sovereign Issues (Cost $32,387)			26,584

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (d) 0.5%			1,102

U.S. TREASURY BILLS 0.1%
2.932% due 12/01/2022 (a)(b)(h)		$282	281

Total Short-Term Instruments (Cost $1,383)			1,383

Total Investments in Securities (Cost $421,116)			348,678

Total Investments 153.9% (Cost $421,116)			$348,678
Financial Derivative Instruments (f)(g) (0.4)%(Cost or Premiums, net $(149))			(913)
Other Assets and Liabilities, net (53.5)%			(121,175)

Net Assets 100.0%			$226,590

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$1,102	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$(1,124)	$1,102	$1,102

Total Repurchase Agreements	$(1,124)	$1,102	$1,102

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions

BCY	2.760%	09/26/2022	10/03/2022	$(2,164)	$(2,165)
2.780	09/27/2022	10/04/2022	(1,268)	(1,269)
3.070	09/22/2022	10/03/2022	(8,928)	(8,936)
BOS	3.040	09/30/2022	10/03/2022	(8,455)	(8,458)
CSN	3.120	09/22/2022	10/03/2022	(76,555)	(76,628)
MSC	3.050	09/22/2022	10/03/2022	(14,697)	(14,710)
UBS	2.860	09/15/2022	10/06/2022	(974)	(976)

Total Sale-Buyback Transactions	$(113,142)

(e)	Securities with an aggregate market value of $111,612 have been pledged as collateral under the terms of master agreements as of September 30, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(123,295) at a weighted average interest rate of 0.995%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month Euribor March Futures	03/2023	198	$47,154	$(1,491)	$56	$0
U.S. Treasury 5-Year Note December Futures	12/2022	112	12,041	(439)	0	(30)
U.S. Treasury 10-Year Ultra December Futures	12/2022	18	2,133	(10)	0	(10)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	13	1,781	(101)	0	(21)
United Kingdom Long Gilt December Futures	12/2022	9	969	(135)	0	(8)

$(2,176)	$56	$(69)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond December Futures	12/2022	10	$(682)	$8	$0	$(3)

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2022 (Unaudited)

Australia Government 10-Year Bond December Futures	12/2022	2	(150)	3	0	(2)
Euro-Bobl December Futures	12/2022	59	(6,924)	168	2	(34)
Euro-BTP December Futures	12/2022	110	(12,072)	546	48	(124)
Euro-BTP Italy Government Bond December Futures	12/2022	63	(6,503)	84	0	(34)
Euro-Bund 10-Year Bond December Futures	12/2022	8	(1,086)	25	3	(8)
Euro-Buxl 30-Year Bond December Futures	12/2022	32	(4,599)	387	95	(35)
Euro-OAT France Government 10-Year Bond December Futures	12/2022	31	(4,014)	211	16	(28)
Euro-Schatz December Futures	12/2022	383	(40,225)	406	0	(92)
Gold 100 oz. December Futures	12/2022	25	(4,180)	88	0	(9)
Japan Government 10-Year Bond December Futures	12/2022	32	(32,789)	8	0	(71)
U.S. Treasury 2-Year Note December Futures	12/2022	60	(12,323)	200	9	0
U.S. Treasury 10-Year Note December Futures	12/2022	280	(31,378)	1,500	109	0
U.S. Treasury 30-Year Bond December Futures	12/2022	79	(9,986)	762	52	0

$4,396	$334	$(440)

Total Futures Contracts	$2,220	$390	$(509)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2022	0.744%	EUR	200	$1	$(1)	$0	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2023	0.652	$100	(5)	6	1	0	0

$(4)	$5	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

iTraxx Europe Main 37 5-Year Index	1.000%	Quarterly	06/20/2027	EUR	500	$(2)	$(4)	$(6)	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	09/20/2027	JPY	172,740	$(3)	$5	$2	$0	$(2)
Pay(6)	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	11,300	0	(347)	(347)	14	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,200	4	37	41	0	(2)
Receive(6)	3-Month USD-LIBOR	1.840	Semi-Annual	11/21/2028	$5,500	0	485	485	21	0
Pay(6)	3-Month USD-LIBOR	1.888	Semi-Annual	11/21/2053	1,100	0	(272)	(272)	0	(12)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027	EUR	2,000	(11)	(168)	(179)	10	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	900	(7)	(75)	(82)	4	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	1,800	(7)	(129)	(136)	8	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	800	(3)	(58)	(61)	3	0
Receive	CPTFEMU	3.520	Maturity	09/15/2024	800	(2)	2	0	5	0
Pay	CPTFEMU	2.965	Maturity	05/15/2027	200	0	2	2	0	(2)
Pay	CPTFEMU	3.000	Maturity	05/15/2027	1,000	1	7	8	0	(10)
Pay	CPTFEMU	3.130	Maturity	05/15/2027	300	0	1	1	0	(3)
Pay	CPTFEMU	2.359	Maturity	08/15/2030	1,600	10	5	15	0	(18)
Receive	CPTFEMU	1.380	Maturity	03/15/2031	3,900	(28)	(601)	(629)	51	0
Pay	CPTFEMU	2.600	Maturity	05/15/2032	1,400	7	(3)	4	0	(16)
Pay	CPTFEMU	2.570	Maturity	06/15/2032	900	0	(8)	(8)	0	(11)
Pay	CPTFEMU	2.720	Maturity	06/15/2032	2,100	(6)	(42)	(48)	0	(25)
Pay	CPTFEMU	2.470	Maturity	07/15/2032	800	0	1	1	0	(9)
Pay	CPTFEMU	1.710	Maturity	03/15/2033	300	(1)	35	34	0	(4)
Receive	CPTFEMU	2.488	Maturity	05/15/2037	1,210	1	(9)	(8)	15	0
Receive	CPTFEMU	2.580	Maturity	03/15/2052	300	0	2	2	3	0
Receive	CPTFEMU	2.590	Maturity	03/15/2052	400	(10)	14	4	4	0
Receive	CPTFEMU	2.421	Maturity	05/15/2052	170	0	(4)	(4)	2	0
Pay	CPURNSA	2.210	Maturity	02/05/2023	$3,240	0	274	274	0	0
Receive	CPURNSA	3.583	Maturity	02/08/2023	9,700	0	(281)	(281)	0	0
Receive	CPURNSA	4.950	Maturity	03/07/2023	3,900	0	(48)	(48)	0	(2)

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2022 (Unaudited)

Receive	CPURNSA	5.033	Maturity	03/08/2023		400	0	(4)	(4)	0	0
Receive	CPURNSA	5.470	Maturity	03/21/2023		8,900	0	(43)	(43)	0	(5)
Pay	CPURNSA	2.220	Maturity	04/13/2023		318	0	26	26	0	0
Pay	CPURNSA	2.314	Maturity	02/26/2026		2,700	0	253	253	0	(7)
Pay	CPURNSA	2.419	Maturity	03/05/2026		2,100	0	186	186	0	(4)
Pay	CPURNSA	2.768	Maturity	05/13/2026		1,800	0	122	122	0	(4)
Pay	CPURNSA	2.813	Maturity	05/14/2026		800	0	53	53	0	(2)
Pay	CPURNSA	2.703	Maturity	05/25/2026		830	0	58	58	0	(2)
Pay	CPURNSA	2.690	Maturity	06/01/2026		600	0	42	42	0	(1)
Receive	CPURNSA	2.370	Maturity	06/06/2028		2,200	0	(168)	(168)	7	0
Receive	CPURNSA	2.165	Maturity	04/16/2029		2,000	0	(201)	(201)	7	0
Receive	CPURNSA	1.954	Maturity	06/03/2029		1,000	0	(118)	(118)	4	0
Receive	CPURNSA	1.998	Maturity	07/25/2029		1,300	0	(146)	(146)	5	0
Receive	CPURNSA	1.883	Maturity	11/20/2029		500	1	(63)	(62)	2	0
Pay	CPURNSA	2.311	Maturity	02/24/2031		1,500	1	134	135	0	(6)
Receive	FRCPXTOB	1.410	Maturity	11/15/2039	EUR	300	0	(72)	(72)	4	0
Pay	UKRPI	6.290	Maturity	03/15/2024	GBP	2,900	(1)	141	140	6	0
Pay	UKRPI	6.440	Maturity	05/15/2024		900	0	31	31	2	0
Pay	UKRPI	6.600	Maturity	05/15/2024		2,200	6	63	69	4	0
Pay	UKRPI	5.200	Maturity	06/15/2024		1,400	0	43	43	3	0
Pay	UKRPI	5.330	Maturity	06/15/2024		1,500	0	42	42	3	0
Receive	UKRPI	3.850	Maturity	09/15/2024		1,900	(1)	(230)	(231)	0	(7)
Receive	UKRPI	3.330	Maturity	01/15/2025		1,500	45	(287)	(242)	0	(7)
Pay	UKRPI	4.735	Maturity	12/15/2026		900	(12)	94	82	9	0
Pay	UKRPI	4.615	Maturity	02/15/2027		1,200	0	103	103	12	0
Pay	UKRPI	4.626	Maturity	02/15/2027		1,400	1	118	119	14	0
Receive	UKRPI	3.438	Maturity	01/15/2030		800	0	(161)	(161)	0	(15)
Receive	UKRPI	3.480	Maturity	01/15/2030		700	9	(147)	(138)	0	(13)
Receive	UKRPI	3.325	Maturity	08/15/2030		2,050	(5)	(441)	(446)	0	(55)
Pay	UKRPI	3.470	Maturity	01/15/2031		100	0	23	23	2	0
Pay	UKRPI	3.484	Maturity	01/15/2031		400	0	91	91	9	0
Receive	UKRPI	3.750	Maturity	04/15/2031		740	0	(147)	(147)	0	(20)
Receive	UKRPI	4.066	Maturity	09/15/2031		1,800	0	(257)	(257)	0	(53)
Pay	UKRPI	4.125	Maturity	09/15/2032		390	0	14	14	13	0
Pay	UKRPI	4.130	Maturity	09/15/2032		1,710	0	60	60	58	0
Receive	UKRPI	3.566	Maturity	03/15/2036		600	0	(127)	(127)	0	(37)
Receive	UKRPI	3.580	Maturity	03/15/2036		1,300	(6)	(266)	(272)	0	(81)
Pay	UKRPI	3.720	Maturity	09/15/2037		1,300	0	84	84	85	0

							$(17)	$(2,272)	$(2,289)	$389	$(435)

Total Swap Agreements							$(23)	$(2,271)	$(2,294)	$389	$(435)

Cash of $3,809 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.
(1)	Unsettled variation margin liability of $(20) for closed futures is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		10/2022		DKK	149,110		$20,156		$502		$0
		11/2022		NOK	530		55		6		0
BPS		10/2022		CAD	1,122		851		38		0
		10/2022		GBP	1,636		1,893		66		0
		10/2022		JPY	196,900		1,416		56		0
		10/2022			$841		EUR	845	3		(17)
		10/2022			273		GBP	253	9		0
		10/2022			287		JPY	41,500	0		0
CBK		10/2022		BRL	1,598		$304		8		0
		10/2022		PEN	326		84		2		0
		10/2022		PLN	436		93		5		0
		10/2022			$311		BRL	1,598	0		(14)
		10/2022			84		PEN	326	0		(2)
		12/2022		MXN	8,166		$401		0		0
		12/2022		PEN	326		83		2		0

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2022 (Unaudited)

01/2023	BRL	1,598	304	14	0
02/2023	PEN	539	135	1	0
GLM	10/2022	DKK	325	44	1	0
12/2022	$25	PEN	98	0	0
MBC	10/2022	EUR	19,099	$19,095	377	0
10/2022	GBP	80	93	3	0
10/2022	$1,563	EUR	1,599	18	(14)
11/2022	192	DKK	1,455	1	0
MYI	10/2022	AUD	1,111	$773	62	0
10/2022	NZD	2,008	1,243	119	0
10/2022	$19,361	DKK	149,466	341	0
10/2022	16,612	EUR	17,218	263	0
10/2022	966	JPY	139,297	0	(4)
11/2022	DKK	149,160	$19,361	0	(339)
11/2022	EUR	17,218	16,646	0	(262)
11/2022	JPY	138,925	966	4	0
SCX	10/2022	GBP	96	110	3	0
TOR	10/2022	JPY	322,197	2,360	134	0
10/2022	$521	CAD	710	0	(6)
11/2022	CAD	710	$521	6	0
UAG	10/2022	AUD	170	116	8	0
10/2022	$2,633	JPY	379,601	0	(10)
11/2022	JPY	378,586	$2,633	10	0

Total Forward Foreign Currency Contracts	$2,062	$(668)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	1,100	$1	$491
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	1,190	90	531
BRC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.410	02/02/2023	11,400	57	1
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	710	53	317
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.720	02/23/2023	20,400	112	2
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237	11/17/2023	4,100	254	832
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	04/26/2023	5,800	62	12
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.710	01/25/2023	21,800	133	1
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.428	01/31/2023	11,500	59	0
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	05/31/2023	16,300	196	44
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	1,000	73	447

Total Purchased Options	$1,090	$2,678

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900%	11/16/2022	300	$0	$0
BRC	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900	11/16/2022	300	0	0
Put - OTC iTraxx Europe 37 5-Year Index	Sell	2.000	12/21/2022	300	(1)	(1)
DUB	Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	12/21/2022	500	(1)	(1)
Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	12/21/2022	800	(1)	(2)
GST	Put - OTC CDX.IG-38 5-Year Index	Sell	1.600	10/19/2022	800	(1)	0
Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	11/16/2022	1,500	(2)	(1)
Put - OTC CDX.IG-38 5-Year Index	Sell	1.500	12/21/2022	1,400	(2)	(2)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	3.000	03/15/2023	600	(1)	(1)
JPM	Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	11/16/2022	700	(1)	(1)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900	11/16/2022	300	0	0
MYC	Put - OTC CDX.IG-38 5-Year Index	Sell	1.600	12/21/2022	400	(1)	(1)

$(11)	$(10)

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2022 (Unaudited)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	$(54)	$(19)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	6,500	(47)	0
Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	500	(4)	0

$(105)	$(19)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	3,300	$0	$(866)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	3,640	(90)	(956)
BRC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.558	02/02/2023	2,500	(57)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	2,160	(53)	(567)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.736	02/23/2023	4,500	(111)	(3)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	20,200	(255)	(1,445)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	04/26/2023	3,200	(63)	(16)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.785	01/25/2023	4,900	(136)	(2)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.579	01/31/2023	2,500	(58)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/31/2023	9,000	(196)	(57)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	3,200	(78)	(840)

$(1,097)	$(4,754)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052	$99.406	11/07/2022	400	$(3)	$(17)

Total Written Options	$(1,216)	$(4,800)

(h)

Securities with an aggregate market value of $1,638 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$17,959	$0	$17,959
U.S. Government Agencies	0	12,041	0	12,041
U.S. Treasury Obligations	0	284,655	0	284,655
Non-Agency Mortgage-Backed Securities	0	2,261	0	2,261
Asset-Backed Securities	0	3,795	0	3,795
Sovereign Issues	0	26,584	0	26,584
Short-Term Instruments
Repurchase Agreements	0	1,102	0	1,102
U.S. Treasury Bills	0	281	0	281

Total Investments	$0	$348,678	$0	$348,678

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	220	559	0	779
Over the counter	0	4,740	0	4,740

$220	$5,299	$0	$5,519
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(448)	(496)	0	(944)
Over the counter	0	(5,468)	0	(5,468)

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2022 (Unaudited)

	$(448)	$(5,964)	$0	$(6,412)

Total Financial Derivative Instruments	$(228)	$(665)	$0	$(893)

Totals	$(228)	$348,013	$0	$347,785

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Schedule of Investments PIMCO Fixed Income SHares: Series TE	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.5% ¤
CORPORATE BONDS & NOTES 0.5%
BANKING & FINANCE 0.2%
Benloch Ranch Improvement Association No. 2 10.000% due 12/01/2051 «	$200	$183

INDUSTRIALS 0.3%
Tower Health 4.451% due 02/01/2050	400	231

Total Corporate Bonds & Notes (Cost $441)		414

MUNICIPAL BONDS & NOTES 94.6%
ALABAMA 1.7%
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	500	479
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019 4.500% due 05/01/2032	940	816

		1,295

ARIZONA 0.3%
Industrial Development Authority of the City of Phoenix, Arizona Revenue Notes, Series 2018 5.000% due 07/01/2028	250	253

CALIFORNIA 13.9%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 0.000% due 10/01/2047 (c)	1,000	453
Bay Area Toll Authority, California Revenue Bonds, Series 2013 5.000% due 04/01/2038	2,000	2,019
California Community Choice Financing Authority Revenue Bonds, Series 2022 4.000% due 05/01/2053	1,000	978
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	500	424
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	250	202
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (d)	3,000	3,083
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.000% due 01/01/2060 (b)	2,250	123
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 09/01/2050 (e)	1,000	756
California Municipal Finance Authority Special Tax Bonds, Series 2022 5.000% due 09/01/2057	250	224
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 0.000% due 09/01/2062 (c)	500	228
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2030	1,300	1,425
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (b)	1,500	132
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.850% due 06/01/2031	60	59
Sacramento County, California Special Tax Notes, Series 2022 5.000% due 09/01/2047	500	477
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (b)	1,000	120

		10,703

COLORADO 5.4%
Colorado Health Facilities Authority Revenue Bonds, Series 2013 5.000% due 12/01/2033	2,125	2,132
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2049	1,000	801
Colorado International Center Metropolitan District No 7 General Obligation Bonds, Series 2021 0.000% due 12/01/2051 (c)	750	407
Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	500	402

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2022 (Unaudited)

Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	550	448

		4,190

CONNECTICUT 1.5%
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2029	110	118
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2014 5.000% due 07/01/2026	1,000	1,022

		1,140

DELAWARE 1.2%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	1,005	803
7.120% due 10/01/2038	175	160

		963

FLORIDA 4.3%
Broward County, Florida Airport System Revenue Bonds, Series 2012 5.000% due 10/01/2037	1,300	1,300
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2013 5.000% due 10/01/2028	555	565
Osceola County, Florida Transportation Revenue Notes, Series 2020 0.000% due 10/01/2029 (b)	700	495
Palm Beach County, Florida Health Facilities Authority Revenue Notes, Series 2022 5.000% due 11/01/2031	400	411
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2021 4.000% due 12/15/2031	210	185
St Johns County, Florida Industrial Development Authority Revenue Notes, Series 2021
4.000% due 12/15/2029	225	204
4.000% due 12/15/2030	200	178

		3,338

GEORGIA 1.3%
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 5.500% due 07/01/2063	1,000	1,003

ILLINOIS 13.4%
Chicago, Illinois General Obligation Bonds, Series 2002 5.500% due 01/01/2037	1,000	1,003
Chicago, Illinois General Obligation Bonds, Series 2017 5.750% due 01/01/2034	1,500	1,525
Chicago, Illinois General Obligation Notes, Series 2016 5.000% due 01/01/2024	1,000	1,011
Illinois State General Obligation Bonds, Series 2018 5.000% due 10/01/2033	1,000	1,002
Illinois State General Obligation Notes, Series 2017 5.000% due 12/01/2026	2,000	2,039
Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	850	898
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	1,000	1,009
Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2031	1,000	882
3.000% due 06/15/2034	1,180	992

		10,361

INDIANA 1.9%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	1,000	961
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	500	492

		1,453

IOWA 0.6%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	500	454

KENTUCKY 1.5%
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	1,170	1,159

LOUISIANA 0.8%
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.100% due 06/01/2037	650	634

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2022 (Unaudited)

MICHIGAN 4.3%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	355	392
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 2.094% (US0003M) due 07/01/2032 ~	1,000	974
Michigan Finance Authority Revenue Notes, Series 2014 4.000% due 10/01/2024	2,000	1,981

		3,347

NEVADA 2.1%
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	500	437
Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018 4.125% due 06/01/2058	1,250	1,061
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (b)	1,000	105

		1,603

NEW HAMPSHIRE 0.3%
New Hampshire Business Finance Authority Revenue Notes, Series 2021 4.000% due 01/01/2030	280	263

NEW JERSEY 6.9%
Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017 5.000% due 03/01/2042	1,250	1,286
Atlantic City, New Jersey General Obligation Notes, (BAM Insured), Series 2017 5.000% due 03/01/2026	250	262
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2026	250	261
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 04/01/2031	1,000	989
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.250% due 07/01/2035	1,000	1,008
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	500	518
5.000% due 06/01/2033	1,000	1,020

		5,344

NEW YORK 5.2%
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	500	446
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	500	519
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	750	673
New York State Dormitory Authority Memorial Sloan-Kettering Cancer Revenue Bonds, Series 2022 4.000% due 07/01/2051	500	438
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	1,000	952
TSASC, Inc., New York Revenue Bonds, Series 2017 5.000% due 06/01/2033	1,000	1,021

		4,049

OHIO 1.9%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (b)	4,000	427
5.000% due 06/01/2036	1,000	1,024

		1,451

PENNSYLVANIA 1.9%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022 5.250% due 05/01/2042	500	461
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 02/15/2045 (d)	1,000	999

		1,460

PUERTO RICO 8.5%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	1,007	505
0.000% due 11/01/2051	3,299	1,366
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 4.000% due 07/01/2035	766	657
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (b)	54	50
5.625% due 07/01/2027	179	183
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	920	810

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2022 (Unaudited)

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 2.046% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,010	946
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007 5.000% due 07/01/2046 ^(a)	1,000	203
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2046 (b)	6,035	1,368
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.329% due 07/01/2040	500	433

		6,521

RHODE ISLAND 1.3%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2040	1,000	1,003

TENNESSEE 0.3%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.250% due 09/01/2024	200	203

TEXAS 7.8%
Central Texas Turnpike System Revenue Bonds, Series 2015 0.000% due 08/15/2037 (b)	1,000	466
Matagorda County, Texas Navigation District No 1 Revenue Bonds, Series 2001 2.600% due 11/01/2029	500	430
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021 5.500% due 01/01/2057	250	191
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	1,000	1,006
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 3.656% (US0003M) due 12/15/2026 ~	500	473
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	3,305	3,435

		6,001

U.S. VIRGIN ISLANDS 2.7%
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Notes, Series 2022 5.000% due 10/01/2026	2,000	2,054

VIRGINIA 0.6%
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	490	438

WASHINGTON 2.6%
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018 4.000% due 01/01/2040 (d)	500	467
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2044	1,000	831
Washington State Convention Center Public Facilities District Revenue Notes, Series 2021 4.000% due 07/01/2031	400	355
Washington State General Obligation Bonds, Series 2020 5.000% due 02/01/2036	300	321

		1,974

WISCONSIN 0.4%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
0.000% due 01/01/2061 (b)	1,980	96
6.500% due 09/01/2036	200	177

		273

Total Municipal Bonds & Notes (Cost $76,281)		72,930

SHORT-TERM INSTRUMENTS 1.4%
REPURCHASE AGREEMENTS (f) 1.4%		1,085

Total Short-Term Instruments (Cost $1,085)		1,085

Total Investments in Securities (Cost $77,807)		74,429

	SHARES
INVESTMENTS IN AFFILIATES 7.4%
SHORT-TERM INSTRUMENTS 7.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.4%
PIMCO Short-Term Floating NAV Portfolio III	591,326	5,741

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2022 (Unaudited)

Total Short-Term Instruments (Cost $5,742)	5,741

Total Investments in Affiliates (Cost $5,742)	5,741

Total Investments 103.9% (Cost $83,549)	$80,170
Other Assets and Liabilities, net (3.9)%	(3,040)

Net Assets 100.0%	$77,130

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	«						Security valued using significant unobservable inputs (Level 3).
	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)						Security is not accruing income as of the date of this report.
	(b)						Zero coupon security.
	(c)						Security becomes interest bearing at a future date.
	(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Portfolio sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

	(e)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%			09/01/2050	08/03/2022	$905	$756	0.98%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(f)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$1,085	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$(1,107)	$1,085	$1,085

Total Repurchase Agreements						$(1,107)	$1,085	$1,085

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
	Banking & Finance			$0	$0	$183	$183
	Industrials			0	231	0	231
Municipal Bonds & Notes
	Alabama			0	1,295	0	1,295
	Arizona			0	253	0	253
	California			0	10,703	0	10,703
	Colorado			0	4,190	0	4,190
	Connecticut			0	1,140	0	1,140
	Delaware			0	963	0	963
	Florida			0	3,338	0	3,338
	Georgia			0	1,003	0	1,003
	Illinois			0	10,361	0	10,361
	Indiana			0	1,453	0	1,453
	Iowa			0	454	0	454
	Kentucky			0	1,159	0	1,159
	Louisiana			0	634	0	634
	Michigan			0	3,347	0	3,347
	Nevada			0	1,603	0	1,603
	New Hampshire			0	263	0	263
	New Jersey			0	5,344	0	5,344
	New York			0	4,049	0	4,049
	Ohio			0	1,451	0	1,451
	Pennsylvania			0	1,460	0	1,460
	Puerto Rico			0	6,521	0	6,521
	Rhode Island			0	1,003	0	1,003
	Tennessee			0	203	0	203
	Texas			0	6,001	0	6,001
	U.S. Virgin Islands			0	2,054	0	2,054
	Virginia			0	438	0	438

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2022 (Unaudited)

Washington	0	1,974	0	1,974
Wisconsin	0	273	0	273
Short-Term Instruments
Repurchase Agreements	0	1,085	0	1,085

	$0	$74,246	$183	$74,429
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,741	$0	$0	$5,741

Total Investments	$5,741	$74,246	$183	$80,170

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Portfolio's shares is based on the Portfolio’s net asset value (“NAV”). The NAV of a Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Portfolio or class less any liabilities by the total number of shares outstanding of that Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A Market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using such data reflecting the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Sources or quotes obtained from brokers and dealers. A Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when a Portfolio is not open for business, which may result in a Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Portfolio is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust's and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy,

Notes to Financial Statements (Cont.)

separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios' tax positions for all open tax years. As of September 30, 2022, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state, and local tax returns as required. The Portfolios' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolios' transactions in and earnings from these affiliated issuers for the period ended September 30, 2022 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Fixed Income SHares: Series C	$17	$38,662	$(38,000)	$6	$1	$686	$62	$0
PIMCO Fixed Income SHares: Series LD	1,510	58,507	(58,895)	2	1	1,125	7	0
PIMCO Fixed Income SHares: Series M	156	36,364	(28,950)	(9)	(1)	7,560	64	0
PIMCO Fixed Income SHares: Series TE	3,011	28,230	(25,500)	(42)	42	5,741	30	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International, Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	RCY	Royal Bank of Canada
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	MSC	Morgan Stanley & Co. LLC.	TOR	The Toronto-Dominion Bank
CSN	Credit Suisse AG (New York)	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC
FBF	Credit Suisse International

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	NZD	New Zealand Dollar
BRL	Brazilian Real	ILS	Israeli Shekel	PEN	Peruvian New Sol
CAD	Canadian Dollar	INR	Indian Rupee	PLN	Polish Zloty
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
COP	Colombian Peso	KRW	South Korean Won	TWD	Taiwanese Dollar
DKK	Danish Krone	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	FRCPXTOB	France Consumer Price ex-Tobacco Index	SOFR	Secured Overnight Financing Rate
CDX.IG	Credit Derivatives Index - Investment Grade	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SONIO	Sterling Overnight Interbank Average Rate
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	LIBOR01M	1 Month USD-LIBOR	UKRPI	United Kingdom Retail Prices Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	BAM	Build America Mutual Assurance	Q-SBLF	Qualified School Bond Loan Fund

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	oz.	Ounce
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	OAT	Obligations Assimilables du Trésor	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	OIS	Overnight Index Swap	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation